UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

(Address of principal executive offices) (Zip Code)

Sarah A. Johnson	John M. Loder
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	Prudential Tower, 800 Boylston Street
Milwaukee, Wisconsin 53202	Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 09/30

Date of reporting period: 6/30/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - June 30, 2014

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.4%

BRAZIL - 9.7%
BR Properties S.A.	483,820	$2,914
Cosan S.A. Industria e Comercio	154,200	2,799
GAEC Educacao S.A.(1)(2)(3)	242,600	3,270
GAEC Educacao S.A.(2)	8,900	120
Hypermarcas S.A.	974,338	8,489
Magazine Luiza S.A.	730,300	3,037
Magnesita Refratarios S.A.	769,100	1,539
Mills Estruturas e Servicos de Engenharia S.A.	285,690	3,353
Petroleo Brasileiro S.A.	1,366,089	10,041
Raia Drogasil S.A.	415,500	3,430
Vale S.A.	738,813	9,777

		48,769

CHILE - 1.8%
ENTEL Chile S.A.	253,679	3,124
SACI Falabella	635,991	5,762

		8,886

CHINA - 15.2%
Ajisen China Holdings Ltd.	5,904,913	4,587
Chaoda Modern Agriculture Holdings Ltd.(2)(3)(4)	12,474,536	118
China High Precision Automation Group Ltd.(2)(3)(4)	9,066,000	145
China Huishan Dairy Holdings Co., Ltd.(2)	10,424,000	2,286
China Life Insurance Co., Ltd., Class H	3,528,800	9,243
China Petroleum & Chemical Corp., Class H	8,595,453	8,207
China Unicom Hong Kong Ltd.	3,307,500	5,121
Digital China Holdings Ltd.	3,221,460	2,905
GOME Electrical Appliances Holding Ltd.	30,825,288	5,011
Huabao International Holdings Ltd.	9,542,322	5,614
JD.com, Inc. (DR)(2)	94,549	2,696
Mindray Medical International Ltd. (DR)	126,591	3,988
Noah Holdings Ltd. (DR)(2)	313,308	4,430
Perfect World Co., Ltd. (DR)	122,745	2,409
PW Medtech Group Ltd.(2)	7,275,000	3,905
Sino Biopharmaceutical Ltd.	2,924,000	2,392
Sinopharm Group Co., Ltd., Class H	1,629,700	4,521
Zhuzhou CSR Times Electric Co., Ltd., Class H	2,967,515	8,998

		76,576

EGYPT - 1.0%
Egyptian Financial Group-Hermes Holding(2)	2,364,456	5,089

GREECE - 1.6%
Alpha Bank AE(2)	4,055,582	3,776
JUMBO S.A.(2)	262,482	4,299

		8,075

HONG KONG - 1.7%
AIA Group Ltd.	1,086,265	5,466
Chow Tai Fook Jewellery Group Ltd.	1,995,000	3,053

		8,519

INDIA - 7.7%
Aurobindo Pharma Ltd.	242,988	$2,984
Hindalco Industries Ltd.	1,725,315	4,722
ICICI Bank Ltd.	259,528	6,109
Mahindra & Mahindra Ltd.	220,434	4,208
Reliance Industries Ltd.	459,223	7,739
State Bank of India	103,281	4,607
Tech Mahindra Ltd.	239,980	8,580

		38,949

INDONESIA - 2.9%
Astra International Tbk PT	9,062,570	5,561
Bank Negara Indonesia Persero Tbk PT	13,117,818	5,273
Indofood CBP Sukses Makmur Tbk PT	4,332,800	3,655

		14,489

ITALY - 1.1%
Tenaris S.A. (DR)	116,898	5,512

KENYA - 0.6%
Safaricom Ltd.	20,887,300	2,979

KOREA - 12.2%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	154,705	3,929
E-Mart Co., Ltd.	19,994	4,584
KB Financial Group, Inc.	211,143	7,346
Kia Motors Corp.	168,300	9,415
Samsung Electronics Co., Ltd.	15,990	20,892
Samsung Heavy Industries Co., Ltd.	160,309	4,286
Shinhan Financial Group Co., Ltd.	231,816	10,734

		61,186

MALAYSIA - 0.6%
AirAsia BHD	4,514,900	3,234

MEXICO - 3.5%
Alsea S.A.B. de C.V.	531,860	1,912
Grupo Televisa S.A.B., Series CPO	861,345	5,909
Infraestructura Energetica Nova S.A.B. de C.V.	844,228	4,684
OHL Mexico S.A.B. de C.V.(2)	1,626,257	4,964

		17,469

PANAMA - 0.7%
Copa Holdings S.A., Class A(5)	25,229	3,597

PERU - 1.0%
Cementos Pacasmayo SAA (DR)	96,227	811
Grana y Montero S.A. (DR)	234,926	4,238

		5,049

PHILIPPINES - 0.8%
Philippine Long Distance Telephone Co.	57,700	3,950

RUSSIA - 8.3%
Alrosa AO (4)	3,467,846	4,267
Globaltrans Investment plc (DR)	290,527	3,327
LSR Group (DR)	952,279	3,717

Lukoil OAO (DR)	149,344	$8,917
MMC Norilsk Nickel OJSC (DR)	239,775	4,750
Mobile Telesystems OJSC(4)	642,407	5,710
Polymetal International plc	419,112	4,149
Sberbank of Russia(4)	2,829,420	7,037

		41,874

SOUTH AFRICA - 4.8%
FirstRand Ltd.	1,342,250	5,143
Impala Platinum Holdings Ltd.	439,968	4,422
Naspers Ltd., Class N	88,108	10,372
Truworths International Ltd.	569,696	4,017

		23,954

SWITZERLAND - 1.0%
Dufry AG(2)	26,527	4,822

TAIWAN - 12.6%
Chinatrust Financial Holding Co., Ltd.	13,356,042	8,902
E Ink Holdings, Inc.(2)	3,588,000	2,397
Hon Hai Precision Industry Co., Ltd.	4,626,534	15,495
MediaTek, Inc.	629,794	10,652
Taiwan Fertilizer Co., Ltd.	1,869,000	3,706
Taiwan Semiconductor Manufacturing Co., Ltd.	5,219,647	22,114

		63,266

THAILAND - 2.1%
Advanced Info Service PCL (DR)	505,700	3,428
Bangkok Bank PCL (DR)	1,198,200	7,125

		10,553

TURKEY - 0.7%
Turkiye Sinai Kalkinma Bankasi AS	4,606,142	3,761

UNITED ARAB EMIRATES - 0.7%
DAMAC Real Estate Development Ltd., 144A (DR)(2)	221,633	3,590

UNITED KINGDOM - 1.1%
Al Noor Hospitals Group plc	304,223	5,321

Total common stocks (Cost $416,690)		469,469

PREFERRED STOCKS - 3.0%

BRAZIL - 0.5%
Itau Unibanco Holding S.A.(5)	177,014	2,561

KOREA - 2.5%
Samsung Electronics Co., Ltd.(5)	12,022	12,595

Total preferred stocks (Cost $13,653)		15,156

	Principal Amount
CONVERTIBLE DEBENTURES - 0.0%†

BRAZIL - 0.0%†
PDG Realty S.A. Empreendimentos e Participacoes (0.0%, 9/19/16)(2)(3)(4)	$372	$2

Total convertible debentures (Cost $127)		2

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 6/30/14, due 7/1/14, maturity value $12,567 (Cost $12,567)(6)	12,567	12,567

Total investments - 98.9% (Cost $443,037)		497,194

Other assets less liabilities - 1.1%		5,331

Total net assets - 100.0%(7)		$502,525

†	Amount rounds to less than 0.1%.
(1)	Security was acquired in a private placement. The shares are freely tradable outside the United States where the Fund expects to trade them.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
GAEC Educacao S.A.	10/25/13	$2,051	$3,270	0.6%

(2)	Non-income producing security.
(3)	Security has been deemed illiquid under procedures established by the board of directors of Artisan Funds. In total, the value of securities deemed illiquid was $3,535, or 0.7% of total net assets.
(4)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $17,279, or 3.4% of total net assets.
(5)	Non-voting shares.
(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S.Treasury Bond	4.375%	5/15/2041	$12,821

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2014

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$78,053	15.6%
Consumer Staples	22,562	4.5
Energy	43,215	8.7
Financials	106,823	21.1
Health Care	23,111	4.7
Industrials	39,926	7.9
Information Technology	98,184	19.6
Materials	43,757	8.6
Telecommunication Services	24,312	4.8
Utilities	4,684	0.9
Short-term investments	12,567	2.5

Total investments	$497,194	98.9%

CURRENCY EXPOSURE - JUNE 30, 2014

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$51,332	10.3%
British pound	9,470	1.9
Chilean peso	8,886	1.8
Egyptian pound	5,089	1.0
Euro	8,075	1.6
Hong Kong dollar	71,572	14.4
Indian rupee	38,949	7.8
Indonesian rupiah	14,489	2.9
Kenyan shilling	2,979	0.6
Korean won	73,781	14.9
Malaysian ringgit	3,234	0.7
Mexican peso	17,469	3.5
Philippine peso	3,950	0.8
South African rand	23,954	4.8
Swiss franc	4,822	1.0
Taiwan dollar	63,266	12.7
Thai baht	10,553	2.1
Turkish lira	3,761	0.8
U.S. dollar	81,563	16.4

Total investments	$497,194	100.0%

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments - June 30, 2014

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITIES - 98.9%

CAMBODIA - 2.0%
NagaCorp Ltd.	5,340,000	$4,706

CANADA - 1.4%
CAE, Inc.	251,595	3,292

CHINA - 7.4%
Beijing Enterprises Water Group Ltd.	6,472,000	4,326
China Everbright International Ltd.	2,641,000	3,769
China Oil & Gas Group Ltd.(1)	43,998,000	8,004
Labixiaoxin Snacks Group Ltd.	7,136,557	1,832

		17,931

FINLAND - 2.9%
Huhtamaki Oyj	270,666	7,079

FRANCE - 1.2%
Naturex	31,182	2,853

GERMANY - 4.2%
CTS Eventim AG	65,772	1,877
Linde AG	13,234	2,814
MTU Aero Engines AG	16,829	1,548
Wirecard AG	90,203	3,895

		10,134

HONG KONG - 5.1%
AIA Group Ltd.	985,195	4,957
Sands China Ltd.	496,800	3,766
SPT Energy Group, Inc.	6,668,000	3,493

		12,216

INDIA - 2.7%
Kaveri Seed Co., Ltd., Equity-Linked Security(2)(3)(4)(5)	524,300	6,625

INDONESIA - 2.0%
Bank Rakyat Indonesia Persero Tbk PT	1,712,800	1,492
Global Mediacom Tbk PT	13,768,600	2,468
MNC Sky Vision Tbk PT	5,321,654	969

		4,929

IRELAND - 0.9%
Glanbia plc	137,637	2,077

JAPAN - 1.9%
Sugi Holdings Co., Ltd.	16,000	730
Toyota Motor Corp.	64,900	3,897

		4,627

MEXICO - 2.0%
Grupo Televisa S.A.B. (DR)	144,122	4,945

NETHERLANDS - 2.2%
ASML Holding N.V.	56,428	$5,255

PHILIPPINES - 3.0%
ABS-CBN Holdings Corp. (DR)	3,586,824	3,152
LT Group, Inc.	12,388,800	4,189

		7,341

SWEDEN - 2.0%
Sanitec Corp.(6)	339,354	4,508
Volvo AB, Class B	15,467	213

		4,721

SWITZERLAND - 5.1%
Cembra Money Bank AG	59,789	3,776
Nestle S.A.	33,049	2,560
Swatch Group AG	4,200	2,536
Tecan Group AG	29,089	3,326

		12,198

TAIWAN - 0.7%
Ginko International Co., Ltd.	102,000	1,766

UNITED KINGDOM - 8.3%
Barratt Developments plc	940,891	6,017
Diageo plc	17,648	564
Rolls-Royce Holdings plc(6)	173,143	3,168
SABMiller plc	76,419	4,431
Synergy Health plc	237,927	5,741

		19,921

UNITED STATES - 43.9%
Advance Auto Parts, Inc.	20,422	2,755
American Express Co.	58,132	5,515
Biogen Idec, Inc.(6)	7,380	2,327
BioMarin Pharmaceutical, Inc.(6)	50,754	3,157
CBS Corp., Class B(5)	64,409	4,002
Celgene Corp.(6)	84,010	7,215
Church & Dwight Co., Inc.	80,477	5,629
Comcast Corp., Class A	178,642	9,590
Cooper Cos., Inc.	11,281	1,529
Discovery Communications, Inc., Class A(6)	33,312	2,474
Dresser-Rand Group, Inc.(6)	22,343	1,424
Gilead Sciences, Inc.(6)	112,961	9,366
Google, Inc., Class C(5)(6)	5,055	2,908
Google, Inc., Class A(6)	5,055	2,956
Kellogg Co.	53,039	3,485
Liberty Global plc, Class A(6)	16,155	714
Liberty Global plc, Series C(5)(6)	15,832	670
Marsh & McLennan Cos., Inc.	165,556	8,579
Mastercard, Inc., Class A	67,839	4,984
Medivation, Inc.(6)	70,088	5,402
TJX Cos., Inc.	105,078	5,585
Viacom, Inc., Class B(5)	44,906	3,895
Walt Disney Co.	49,696	4,261
Wesco Aircraft Holdings, Inc.(6)	156,751	3,129
Yum! Brands, Inc.	52,208	4,239

		105,790

Total common stocks and equity-linked securities (Cost $214,734)		238,406

PREFERRED STOCKS - 0.0%†

UNITED KINGDOM - 0.0%†
Rolls-Royce Holdings plc(5)	23,201,162	$40

Total preferred stocks (Cost $39)		40

	Principal Amount

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 0.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 6/30/14, due 7/1/14, maturity value $1,264 (Cost $1,264)(7)	$1,264	$1,264

Total investments - 99.4% (Cost $216,037)		239,710

Other assets less liabilities - 0.6%		1,341

Total net assets - 100.0%(8)		$241,051

†	Amount rounds to less than 0.1%.
(1)	Affiliated company as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). See Note (K) in Notes to Form N-Q.
(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $6,625, or 2.7% of total net assets.
(3)

Security is restricted. The security was acquired in a transaction under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) during the period noted below. The shares of the security may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Kaveri Seed Co., Ltd.	8/14/13-4/2/14	$2,681	$6,625	2.7%

(4)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in Note (H) in Notes to Form N-Q, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(5)	Non-voting shares.
(6)	Non-income producing security.
(7)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S.Treasury Bond	4.375%	5/15/2041	$1,289

(8)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2014

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$72,518	30.1%
Consumer Staples	34,975	14.4
Energy	4,917	2.0
Financials	24,319	10.2
Health Care	39,829	16.5
Industrials	19,667	8.2
Information Technology	19,998	8.3
Materials	9,893	4.1
Utilities	12,330	5.1
Short-term investments	1,264	0.5

Total investments	$239,710	99.4%

CURRENCY EXPOSURE - JUNE 30, 2014

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$19,961	8.3%
Canadian dollar	3,292	1.4
Euro	27,398	11.4
Hong Kong dollar	34,853	14.5
Indonesian rupiah	4,929	2.1
Japanese yen	4,627	1.9
Philippine peso	7,341	3.1
Swedish krona	4,721	2.0
Swiss franc	12,198	5.1
Taiwan dollar	1,766	0.7
U.S. dollar	118,624	49.5

Total investments	$239,710	100.0%

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments - June 30, 2014

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.7%

AUSTRALIA - 2.6%
James Hardie Industries plc (DR)	2,194,712	$28,642

BRAZIL - 2.4%
BR Malls Participacoes S.A.	1,574,400	13,396
Raia Drogasil S.A.	1,628,300	13,442

		26,838

CANADA - 1.8%
Tourmaline Oil Corp.(1)	372,918	19,662

CHINA - 4.2%
Baidu, Inc. (DR)(1)	123,631	23,096
Tencent Holdings Ltd.	1,496,800	22,885

		45,981

FRANCE - 3.3%
Eurofins Scientific	55,170	16,967
Sanofi	183,688	19,513

		36,480

GERMANY - 1.6%
Adidas AG	171,315	17,352

HONG KONG - 3.2%
Hong Kong Exchanges and Clearing Ltd.	921,377	17,167
Sands China Ltd.	2,469,200	18,717

		35,884

ITALY - 0.7%
Moncler S.p.A.	500,464	8,299

JAPAN - 3.1%
FANUC Corp.	196,102	33,818

MEXICO - 2.6%
Infraestructura Energetica Nova S.A.B. de C.V.	2,559,713	14,202
TF Administradora Industrial S de RL de C.V.	6,563,961	14,657

		28,859

RUSSIA - 0.9%
Magnit OJSC (DR)	173,223	10,220

SWEDEN - 4.4%
Hexagon AB, Class B	1,521,815	49,060

TAIWAN - 2.5%
Hermes Microvision, Inc.	275,000	10,914
MediaTek, Inc.	981,600	16,602

		27,516

UNITED KINGDOM - 8.3%
ARM Holdings plc	960,282	14,479
Direct Line Insurance Group plc	5,675,125	26,204

Intertek Group plc	389,577	$18,328
Markit Ltd.(1)	340,200	9,179
Rotork plc	522,016	23,853

		92,043

UNITED STATES - 54.1%
Amazon.com, Inc.(1)	82,024	26,640
Anadarko Petroleum Corp.	316,726	34,672
Apple, Inc.	182,289	16,940
Applied Materials, Inc.	2,412,293	54,397
Biogen Idec, Inc.(1)	125,519	39,577
Bristol-Myers Squibb Co.	174,338	8,457
Cerner Corp.(1)	154,705	7,980
Chipotle Mexican Grill, Inc.(1)	20,314	12,036
Discover Financial Services	560,261	34,725
EQT Corp.	112,052	11,978
Facebook, Inc., Class A(1)	341,804	23,000
Google, Inc., Class A(1)	63,404	37,070
Google, Inc., Class C(1)(2)	63,404	36,475
IHS, Inc., Class A(1)(3)	473,456	64,234
Illumina, Inc.(1)	148,895	26,584
Keurig Green Mountain, Inc.	140,987	17,568
Monsanto Co.	166,737	20,799
Regeneron Pharmaceuticals, Inc.(1)	182,983	51,687
Starbucks Corp.	372,770	28,845
Visa, Inc., Class A	84,859	17,881
Walt Disney Co.	65,379	5,606
Workday, Inc., Class A(1)	225,635	20,276

		597,427

Total common stocks (Cost $846,158)		1,058,081

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.3%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 6/30/14, due 7/1/14, maturity value $47,586 (Cost $47,586)(4)	$47,586	$47,586

Total investments - 100.0% (Cost $893,744)		1,105,667

Other assets less liabilities - (0.0)%†		(440)

Total net assets - 100.0%(5)		$1,105,227

†	Amount rounds to less than 0.1%.
(1)	Non-income producing security.
(2)	Non-voting shares.

(3)	Affiliated company as defined by the 1940 Act. See Note (K) in Notes to Form N-Q.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S.Treasury Bond	4.500%	8/15/2039	$48,542

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2014

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$126,674	11.4%
Consumer Staples	41,230	3.7
Energy	66,312	6.0
Financials	106,149	9.6
Health Care	170,765	15.5
Industrials	140,233	12.7
Information Technology	343,075	31.0
Materials	49,441	4.5
Utilities	14,202	1.3
Short-term investments	47,586	4.3

Total investments	$1,105,667	100.0%

CURRENCY EXPOSURE - JUNE 30, 2014

(Unaudited)

Dollar values in thousands

	Value		Percentage of Total Investments
Australian dollar	$28,642		2.6%
Brazilian real	26,838		2.4
British pound	82,864		7.5
Canadian dollar	19,662		1.8
Euro	62,131		5.6
Hong Kong dollar	58,769		5.3
Japanese yen	33,818	*	3.1
Mexican peso	28,859		2.6
Swedish krona	49,060		4.4
Taiwan dollar	27,516		2.5
U.S. dollar	687,508		62.2

Total investments	$1,105,667		100.0%

*	Currency exposure is offset by foreign currency forward contracts noted in the table below:

	Contract Settlement	Contract Amount				Unrealized Appreciation/
Counterparty	Date	Deliver		Receive		(Depreciation)
State Street Bank and Trust Company	8/14/2014	JPY	2,838,675	USD	27,712	$(318)
State Street Bank and Trust Company	8/14/2014	USD	5,652	JPY	574,815	24
State Street Bank and Trust Company	8/14/2014	USD	4,314	JPY	447,905	109
State Street Bank and Trust Company	8/14/2014	JPY	172,674	USD	1,684	(21)

						$(206)

JPY - Japanese yen

USD - U.S. dollar

ARTISAN GLOBAL SMALL CAP FUND

Schedule of Investments - June 30, 2014

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITIES - 96.6%

BRAZIL - 2.7%
Qualicorp S.A.(1)	423,500	$5,003

CAMBODIA - 2.6%
NagaCorp Ltd.	5,502,000	4,849

CHINA - 9.5%
21Vianet Group, Inc. (DR)(1)	62,000	1,858
Beijing Enterprises Water Group Ltd.	3,130,000	2,092
Biostime International Holdings Ltd.	607,500	3,371
Changshouhua Food Co., Ltd.	1,703,000	1,672
China Oil & Gas Group Ltd.(2)	39,460,000	7,179
Labixiaoxin Snacks Group Ltd.	5,792,000	1,487

		17,659

COLOMBIA - 0.9%
Cemex Latam Holdings S.A.(1)(3)	169,980	1,666

FINLAND - 3.9%
Huhtamaki Oyj	275,912	7,216

FRANCE - 4.7%
Innate Pharma S.A.(1)	191,089	2,337
Naturex	69,927	6,397

		8,734

GERMANY - 7.5%
Bertrandt AG	28,571	4,546
Stroeer Media AG	427,869	9,462

		14,008

HONG KONG - 1.8%
SPT Energy Group, Inc.	6,322,000	3,312

INDIA - 4.4%
Kaveri Seed Co., Ltd., Equity-Linked Security(3)(4)(5)(6)	646,690	8,172

INDONESIA - 3.1%
Global Mediacom Tbk PT	18,515,500	3,319
MNC Sky Vision Tbk PT	12,875,500	2,346

		5,665

ISRAEL - 3.4%
Sarin Technologies Ltd.	3,095,000	6,379

JAPAN - 1.1%
Sugi Holdings Co., Ltd.	44,800	2,043

MALAYSIA - 2.8%
Oldtown Bhd(2)	4,636,475	3,176

Power Root Bhd	2,821,200	$2,100

		5,276

SINGAPORE - 7.5%
Overseas Education Ltd.	7,564,000	6,127
SIIC Environment Holdings Ltd.(1)	59,016,000	7,809

		13,936

SWEDEN - 2.6%
Sanitec Corp.(1)	356,189	4,731

SWITZERLAND - 5.0%
Burckhardt Compression Holdings AG	4,876	2,628
Cembra Money Bank AG	52,909	3,341
Tecan Group AG	29,325	3,353

		9,322

TAIWAN - 1.7%
Ginko International Co., Ltd.	184,000	3,186

THAILAND - 0.1%
Big C Supercenter PCL (DR)	25,200	158

UNITED KINGDOM - 15.5%
Cambian Group plc(1)	1,334,811	5,254
Carpetright plc(1)	756,437	6,473
Rathbone Brothers plc	92,083	3,120
Synergy Health plc	305,656	7,376
Victrex plc	222,576	6,483

		28,706

UNITED STATES - 15.8%
Church & Dwight Co., Inc.	47,468	3,321
First Republic Bank	51,484	2,831
Headwaters, Inc.(1)	295,132	4,099
Interpublic Group of Cos., Inc.	170,510	3,327
MusclePharm Corp.(1)	150,346	1,819
Norcraft Cos., Inc.(1)	154,589	2,212
PerkinElmer, Inc.	72,009	3,373
SLM Corp.	264,041	2,194
Wesco Aircraft Holdings, Inc.(1)	306,397	6,116

		29,292

Total common stocks and equity-linked securities (Cost $166,545)		179,313

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 6/30/14, due 7/1/14, maturity value $6,712 (Cost $6,712)(7)	$6,712	$6,712

Total investments - 100.2% (Cost $173,257)	$186,025

Other assets less liabilities - (0.2)%	(367)

Total net assets - 100.0%(8)	$185,658

(1)	Non-income producing security.
(2)	Affiliated company as defined by the 1940 Act. See Note (K) in Notes to Form N-Q.
(3)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $9,838, or 5.3% of total net assets.
(4)

Security is restricted. The security was acquired in a transaction under Rule 144A of the 1933 Act during the period noted below. The shares of the security may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Kaveri Seed Co., Ltd.	6/26/13-5/8/14	$4,123	$8,172	4.4%

(5)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in Note (H) in Notes to Form N-Q, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(6)	Non-voting shares.
(7)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S.Treasury Bond	4.375%	5/15/2041	$6,850

(8)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2014

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$41,157	22.2%
Consumer Staples	33,716	18.1
Energy	3,312	1.8
Financials	11,486	6.2
Health Care	24,628	13.3
Industrials	26,612	14.3
Information Technology	1,858	1.0
Materials	19,464	10.5
Utilities	17,080	9.2
Short-term investments	6,712	3.6

Total investments	$186,025	100.2%

CURRENCY EXPOSURE - JUNE 30, 2014

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$5,003	2.7%
British pound	28,706	15.4
Colombian peso	1,666	0.9
Euro	29,958	16.1
Hong Kong dollar	23,962	12.9
Indonesian rupiah	5,665	3.1
Japanese yen	2,043	1.1
Malaysian ringgit	5,276	2.8
Singapore dollar	20,315	10.9
Swedish krona	4,731	2.5
Swiss franc	9,322	5.0
Taiwan dollar	3,186	1.7
Thai baht	158	0.1
U.S. dollar	46,034	24.8

Total investments	$186,025	100.0%

ARTISAN GLOBAL VALUE FUND

Schedule of Investments - June 30, 2014 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 85.5%

BELGIUM - 1.9%
Groupe Bruxelles Lambert S.A.	356,969	$37,095

CANADA - 2.6%
Imperial Oil Ltd.	945,221	49,810

DENMARK - 2.3%
Carlsberg AS, Class B	310,037	33,396
ISS AS(1)	277,469	9,912

		43,308

FRANCE - 0.9%
Vivendi S.A.(1)	722,341	17,675

INDIA - 0.1%
Tech Mahindra Ltd.	63,153	2,258

JAPAN - 1.3%
Kao Corp.	553,600	21,788
Sankyo Co., Ltd.	39,900	1,534
Tokyo Electron Ltd.	30,400	2,055

		25,377

KOREA - 3.6%
Kia Motors Corp.	554,400	31,013
Samsung Electronics Co., Ltd.	29,591	38,663

		69,676

NETHERLANDS - 2.3%
ING Groep N.V. (DR)(1)	2,862,821	40,220
TNT Express N.V.	506,993	4,588

		44,808

NORWAY - 1.2%
Orkla ASA	2,541,756	22,646

SWITZERLAND - 4.9%
Adecco S.A.(1)	485,584	39,973
Novartis AG	585,204	52,990
Pargesa Holding S.A.	7,583	681

		93,644

UNITED KINGDOM - 15.1%
AMEC plc	1,520,714	31,621
Compass Group plc	2,939,322	51,159
Diageo plc	763,512	24,382
Lloyds Banking Group plc(1)	28,226,111	35,867
Royal Bank of Scotland Group plc(1)	10,491,703	58,966
Serco Group plc	1,196,262	7,483
TESCO plc	10,364,018	50,408
TSB Banking Group plc(1)	489,852	2,360
Unilever plc (DR)	598,535	27,120

		289,366

UNITED STATES - 49.3%
3M Co.	206,314	$29,553
Accenture plc, Class A	227,301	18,375
American Express Co.	492,938	46,765
Aon plc	430,517	38,785
Apple, Inc.	210,907	19,600
Applied Materials, Inc.	1,824,974	41,153
ARAMARK	675,417	17,480
Arch Capital Group Ltd.(1)(2)	932,963	53,589
Bank of New York Mellon Corp.	1,862,371	69,802
Chubb Corp.	435,417	40,132
Cisco Systems, Inc.	2,050,506	50,955
Citigroup, Inc.	684,069	32,220
Flextronics International Ltd.(1)	1,481,107	16,396
Google, Inc. Class A(1)	29,258	17,106
Google, Inc. Class C(1)(3)	20,166	11,601
Johnson & Johnson	551,674	57,716
Marsh & McLennan Cos., Inc.	939,109	48,665
Mastercard, Inc., Class A	478,794	35,177
Medtronic, Inc.	841,122	53,630
Microsoft Corp.	1,526,458	63,653
Oracle Corp.	2,235,892	90,621
Progressive Corp.	1,111,880	28,197
TE Connectivity Ltd.	842,531	52,102
URS Corp.	291,362	13,359

		946,632

Total common stocks (Cost $1,339,462)		1,642,295

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 14.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 6/30/14, due 7/1/14, maturity value $272,892 (Cost $272,892)(4)	$272,892	$272,892

Total investments - 99.7% (Cost $1,612,354)		1,915,187

Other assets less liabilities - 0.3%		5,683

Total net assets - 100.0%(5)		$1,920,870

(1)	Non-income producing security.
(2)	Affiliated company as defined by the 1940 Act. See Note (K) in Notes to Form N-Q.
(3)	Non-voting shares.

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.000%	11/15/2021	$278,353

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2014

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$101,186	5.3%
Consumer Staples	179,740	9.4
Energy	81,431	4.2
Financials	533,344	27.7
Health Care	164,336	8.6
Industrials	104,868	5.4
Information Technology	459,715	24.0
Telecommunication Services	17,675	0.9
Short-term investments	272,892	14.2

Total investments	$1,915,187	99.7%

CURRENCY EXPOSURE - JUNE 30, 2014

(Unaudited)

Dollar values in thousands

	Value		Percentage of Total Investments
British pound	$262,246		13.7%
Canadian dollar	49,810		2.6
Danish krone	43,308		2.3
Euro	99,578		5.2
Indian rupee	2,258		0.1
Japanese yen	25,377	*	1.3
Korean won	69,676		3.6
Norwegian krone	22,646		1.2
Swiss franc	93,644		4.9
U.S. dollar	1,246,644		65.1

Total investments	$1,915,187		100.0%

*	Currency exposure is offset by foreign currency forward contracts noted in the table below:

	Contract Settlement	Contract Amount				Unrealized Appreciation/
Counterparty	Date	Deliver		Receive		(Depreciation)
State Street Bank and Trust Company	8/14/2014	JPY	2,536,133	USD	24,759	$(284)
State Street Bank and Trust Company	8/14/2014	USD	4,893	JPY	498,184	26
State Street Bank and Trust Company	8/14/2014	USD	4,347	JPY	442,861	26
State Street Bank and Trust Company	8/14/2014	JPY	291,141	USD	2,847	(28)
State Street Bank and Trust Company	8/14/2014	JPY	282,739	USD	2,769	(23)
State Street Bank and Trust Company	8/14/2014	JPY	272,309	USD	2,674	(15)
State Street Bank and Trust Company	8/14/2014	USD	2,613	JPY	264,887	2
State Street Bank and Trust Company	8/14/2014	JPY	251,369	USD	2,459	(23)
State Street Bank and Trust Company	8/14/2014	USD	2,351	JPY	238,972	9

						$(310)

JPY - Japanese yen

USD - U.S. dollar

ARTISAN HIGH INCOME FUND

Schedule of Investments - June 30, 2014

(Unaudited)

Dollar values in thousands

	Principal Amount (000s)	Value
CORPORATE BONDS - 57.9%

AEROSPACE/DEFENSE - 0.9%
B/E Aerospace, Inc., 5.25%, 4/01/2022	$2,500	$2,722

AGRICULTURE - 2.0%
Pinnacle Operating Corp., 9.00%, 11/15/2020(1)	5,600	6,076

AUTO MANUFACTURERS - 1.5%
General Motors Co., 6.25%, 10/02/2043(1)	4,000	4,590

AUTO PARTS & EQUIPMENT - 1.6%
Schaeffler Finance BV, 4.25%, 5/15/2021(1)	5,000	5,000

BEVERAGES - 2.5%
Constellation Brands, Inc., 6.00%, 5/01/2022	6,000	6,735
Cott Beverages, Inc., 5.38%, 7/01/2022(1)	1,000	1,002

		7,737

BUILDING MATERIALS - 6.0%
Ply Gem Industries, Inc., 6.50%, 2/01/2022(1)	9,500	9,191
Roofing Supply Group LLC / Roofing Supply Finance, Inc., 10.00%, 6/01/2020(1)	9,000	9,585

		18,776

CHEMICALS - 3.4%
Kissner Milling Co., Ltd., 7.25%, 6/01/2019(1)	2,500	2,575
Rayonier AM Products, Inc., 5.50%, 6/01/2024(1)	8,000	8,140

		10,715

COMMERCIAL SERVICES - 0.3%
Envision Healthcare Corp., 5.13%, 7/01/2022(1)	1,000	1,009

COMPUTERS - 0.4%
SunGard Availability Services Capital, Inc., 8.75%, 4/01/2022(1)	1,500	1,395

DIVERSIFIED FINANCIAL SERVICES - 0.5%
TMX Finance LLC / TitleMax Finance Corp., 8.50%, 9/15/2018(1)	1,500	1,590

ENTERTAINMENT - 1.4%
Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp., 5.38%, 6/01/2024(1)	1,000	1,013
Cinemark USA, Inc., 5.13%, 12/15/2022	2,408	2,465
WMG Acquisition Corp., 5.63%, 4/15/2022(1)	1,000	1,006

		4,484

HEALTHCARE-PRODUCTS - 0.5%
Teleflex, Inc., 5.25%, 6/15/2024(1)	1,500	1,515

HEALTHCARE-SERVICES - 1.0%
Acadia Healthcare Co., Inc., 5.13%, 7/01/2022(1)(2)	1,000	1,003
DaVita HealthCare Partners, Inc., 5.13%, 7/15/2024	2,000	2,012

		3,015

HOLDING COMPANIES-DIVERS - 5.6%
Opal Acquisition, Inc., 8.88%, 12/15/2021(1)		16,700	$17,577

INSURANCE - 3.8%
USI, Inc., 7.75%, 1/15/2021(1)		11,500	11,816

MEDIA - 9.2%
CCO Holdings LLC, 5.75%, 9/01/2023		8,020	8,311
Clear Channel Worldwide Holdings, Inc., Series B, 7.63%, 3/15/2020		2,000	2,157
CSC Holdings LLC, 5.25%, 6/01/2024(1)		2,000	1,968
DISH DBS Corp., 5.88%, 7/15/2022		5,000	5,425
DISH DBS Corp., 6.75%, 6/01/2021		1,000	1,140
Nielsen Finance Co., 5.00%, 4/15/2022(1)		1,000	1,008
Numericable Group S.A., 4.88%, 5/15/2019(1)		2,000	2,052
Numericable Group S.A., 6.00%, 5/15/2022(1)		2,500	2,600
Numericable Group S.A., 6.25%, 5/15/2024(1)		2,000	2,087
Sirius XM Radio, Inc., 4.25%, 5/15/2020(1)		2,000	1,973

			28,721

MINING - 0.5%
FMG Resources Pty Ltd., 6.00%, 4/01/2017(1)		750	774
FMG Resources Pty Ltd., 6.88%, 4/01/2022(1)		750	805

			1,579

PACKAGING & CONTAINERS - 0.7%
Berry Plastics Corp., 5.50%, 5/15/2022		2,250	2,263

PHARMACEUTICALS - 5.3%
Catamaran Corp., 4.75%, 3/15/2021		8,500	8,585
Forest Laboratories, Inc., 5.00%, 12/15/2021(1)		1,000	1,096
Forest Laboratories, Inc., 4.88%, 2/15/2021(1)		1,500	1,638
Valeant Pharmaceuticals International, 6.38%, 10/15/2020(1)		5,000	5,312

			16,631

RETAIL - 4.0%
DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.00%, 6/01/2021(1)		2,000	2,040
Group 1 Automotive, Inc., 5.00%, 6/01/2022(1)		3,500	3,500
Phosphorus Holdco plc, PIK, 10.00%, 4/01/2019	GBP	250	385
Sonic Automotive, Inc., 5.00%, 5/15/2023		$6,500	6,386

			12,311

SOFTWARE - 3.6%
First Data Corp., 11.75%, 8/15/2021		3,000	3,559
Infor Software Parent LLC / Infor Software Parent, Inc., PIK, 7.13%, 5/01/2021(1)		7,500	7,668

			11,227

TELECOMMUNICATIONS - 3.2%
Altice S.A., 7.75%, 5/15/2022(1)		4,000	4,270
EarthLink Holdings Corp., 7.38%, 6/01/2020		1,000	1,066
Intelsat Jackson Holdings S.A., 5.50%, 8/01/2023		4,500	4,478

			9,814

Total Corporate Bonds (Cost $178,770)			180,563

BANK LOANS - 46.1%(3)

AEROSPACE/DEFENSE - 2.3%
Jazz Acquisition, Inc. Second Lien Term Loan, 8.00%, 6/11/2022	7,000	$7,052

BUILDING MATERIALS - 1.7%
GYP Holdings III Corp. Second Lien Term Loan, 7.75%, 4/01/2022	5,250	5,296

CHEMICALS - 1.8%
Momentive Performance Materials Inc. DIP Term Loan B, 4.00%, 4/15/2015	1,500	1,503
Verdesian Life Sciences, LLC Term Loan, 6.00%, 6/25/2020(4)	4,000	4,000

		5,503

COMMERCIAL SERVICES - 0.3%
Envision Acquisition Co., LLC Second Lien Term Loan, 9.75%, 11/04/2021	1,000	1,010

COMPUTERS - 0.3%
SunGard Availability Services Capital, Inc. Term Loan B, 6.00%, 3/31/2019	998	991

DIVERSIFIED FINANCIAL SERVICES - 5.5%
RCS Capital Corp. Second Lien Term Loan, 10.50%, 4/29/2021	1,000	1,025
WP Mustang Holdings LLC Second Lien Term Loan B, 8.50%, 5/29/2022	16,000	15,933

		16,958

ENTERTAINMENT - 0.3%
Northfield Park Associates LLC Term Loan, 9.00%, 12/19/2018	1,000	1,016

HEALTHCARE-PRODUCTS - 4.5%
Curo Health Services, LLC First Lien Term Loan, 5.75%, 5/07/2020	4,000	3,947
Phillips-Medisize Corp. First Lien Term Loan, 4.75%, 6/11/2021	3,000	3,000
Phillips-Medisize Corp. Second Lien Term Loan, 8.75%, 5/30/2022	7,000	7,026

		13,973

HEALTHCARE-SERVICES - 3.8%
DSI Renal, Inc. Second Lien Term Loan, 7.75%, 10/22/2021(4)	2,000	2,010
Healogics, Inc. First Lien Term Loan, 5.25%, 6/09/2021	5,000	4,950
Healogics, Inc. Second Lien Term Loan, 8.50%, 6/09/2022	5,000	4,950

		11,910

INSURANCE - 0.9%
Cooper, Gay, Swett & Crawford Ltd. Second Lien Term Loan, 8.25%, 10/16/2020	3,000	$2,884

INTERNET - 0.6%
Campaign Monitor Finance Pty Ltd. First Lien Term Loan, 6.25%, 3/18/2021(4)	1,995	1,955

INVESTMENT COMPANIES - 2.6%
AssuredPartners Capital, Inc. Second Lien Term Loan, 7.75%, 4/02/2022	8,000	8,000

LODGING - 1.6%
Belmond Interfin Ltd. Term Loan B, 4.00%, 3/21/2021	4,988	4,997

MISCELLANEOUS MANUFACTURING - 1.0%
Gates Global, Inc. Term Loan B, 4.25%, 6/05/2021	3,000	2,989

PACKAGING & CONTAINERS - 1.0%
Mauser Industrieverpackungen GmbH Second Lien Term Loan, 7.50%, 6/30/2022	3,000	2,985

PHARMACEUTICALS - 1.6%
PharMedium Healthcare Corp. Second Lien Term Loan, 7.75%, 1/28/2022	5,000	5,056

RETAIL - 0.6%
TGI Friday’s Inc. Second Lien Term Loan, 9.00%, 6/05/2021	2,000	1,993

SOFTWARE - 15.7%
Ascend Learning, Inc. Term Loan B, 6.00%, 7/31/2019	1,000	1,011
Ascend Learning, Inc. Second Lien Term Loan, 9.50%, 11/08/2020	7,000	7,000
Flexera Software LLC Second Lien Term Loan, 8.00%, 4/02/2021	9,500	9,488
Renaissance Learning, Inc. Second Lien Term Loan, 8.00%, 4/09/2022	17,500	17,413
TriZetto Group, Inc. Second Lien Term Loan D, 8.50%, 3/28/2019	14,059	14,129

		49,041

Total Bank Loans (Cost $142,917)		143,609

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 8.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 6/30/14, due 7/1/14, maturity value $26,558 (Cost $26,558)(5)	26,558	26,558

Total investments - 112.5% (Cost $348,245)	$350,730

Other assets less liabilities - (12.5)%	(39,089)

Total net assets - 100.0%(6)	$311,641

(1)

Security is restricted. The security was acquired in a transaction under Rule 144A of the 1933 Act on the date or during the period noted below. The shares of the security may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Date(s)	Cost	Value	Percentage of Total Net Assets
Acadia Healthcare Co., Inc.	6/17/14	$1,000	$1,003	0.3%
Altice S.A.	4/23/14-5/02/14	4,049	4,270	1.3
Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp.	5/29/14	1,000	1,013	0.3
Cott Beverages, Inc.	6/10/14	1,000	1,002	0.3
CSC Holdings LLC	5/20/14-5/23/14	1,996	1,968	0.6
DriveTime Automotive Group, Inc. / DT Acceptance Corp.	5/22/14	2,000	2,040	0.7
Envision Healthcare Corp.	6/12/14	1,000	1,009	0.3
FMG Resources Pty Ltd.	3/27/14	790	774	0.2
FMG Resources Pty Ltd.	3/27/14	808	805	0.3
Forest Laboratories, Inc.	4/08/14	1,065	1,096	0.3
Forest Laboratories, Inc.	4/02/14	1,587	1,638	0.5
General Motors Co.	4/14/14-5/05/14	4,423	4,590	1.5
Group 1 Automotive, Inc.	5/16/14	3,500	3,500	1.1
Infor Software Parent LLC / Infor Software Parent, Inc.	4/03/14-4/30/14	7,511	7,668	2.5
Kissner Milling Co., Ltd.	5/15/14	2,500	2,575	0.8
Nielsen Finance Co.	3/28/14	1,000	1,008	0.3
Numericable Group S.A.	4/23/14	2,000	2,052	0.7
Numericable Group S.A.	4/23/14	2,500	2,600	0.9
Numericable Group S.A.	4/23/14	2,000	2,087	0.7
Opal Acquisition, Inc.	4/15/14-5/16/14	17,285	17,577	5.7
Pinnacle Operating Corp.	5/02/14	6,079	6,076	2.0
Ply Gem Industries, Inc.	3/20/14-6/26/14	9,355	9,191	2.9
Rayonier AM Products, Inc.	5/08/14-5/30/14	8,064	8,140	2.6
Roofing Supply Group LLC / Roofing Supply Finance, Inc.	6/10/14-6/26/14	9,749	9,585	3.1
Schaeffler Finance BV	5/08/14	4,963	5,000	1.6
Sirius XM Radio, Inc.	3/24/14	1,962	1,973	0.6
SunGard Availability Services Capital, Inc.	3/26/14-4/29/14	1,485	1,395	0.5
Teleflex, Inc.	5/16/14	1,500	1,515	0.5
TMX Finance LLC / TitleMax Finance Corp.	4/10/14	1,586	1,590	0.5
USI, Inc.	3/20/14-5/07/14	11,944	11,816	3.8
Valeant Pharmaceuticals International	4/29/14-5/07/14	5,371	5,312	1.7
WMG Acquisition Corp.	3/26/14-3/27/14	1,004	1,006	0.3

			$122,874	39.4%

(2)	When-issued security.

(3)	Floating rate instruments, the rate disclosed was as of June 30, 2014.
(4)	Security has been deemed illiquid under procedures established by the board of directors of Artisan Funds. In total, the value of securities deemed illiquid was $7,965, or 2.6% of total net assets.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.250%	3/31/2021	$27,093

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Principal amounts are denominated in the indicated currency, where applicable. (GBP - Pound sterling)

(PIK) Payment-in-kind security, may pay interest/dividend in additional par/shares.

Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of $31,440 or 10.1% of total net assets as of June 30, 2014, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Amsurg Corp. Bridge Term Loan	$20,000	$20,000	$—
Hillman Group, Inc. Bridge Term Loan	5,000	5,000	—
Laureate Education, Inc. Extended Revolver	6,440	6,370	(70)

	$31,440	$31,370	$(70)

CREDIT DIVERSIFICATION - JUNE 30, 2014

(Unaudited)

Percentage of Total Investments
BBB	0.8%
BB	26.0
B	15.4
CCC	50.2
Short-term investments	7.6

100%

Source: S&P/ Moody’s

CURRENCY EXPOSURE - JUNE 30, 2014

(Unaudited)

Dollar values in thousands

	Value		Percentage of Total Investments
British pound	$385	*	0.1%
U.S. dollar	350,345		99.9

Total investments	$350,730		100.0%

*	Currency exposure is offset by foreign currency forward contracts noted in the table below:

	Contract Settlement	Contract Amount				Unrealized
Counterparty	Date	Deliver		Receive		Depreciation
State Street Bank and Trust Company	7/31/2014	GBP	232	USD	395	$(2)

GBP - Pound sterling

USD - U.S. dollar

See Notes to Form N-Q.

ARTISAN INTERNATIONAL FUND

Schedule of Investments - June 30, 2014

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITIES - 97.1%

BELGIUM - 4.4%
Anheuser-Busch InBev N.V.	3,993,291	$458,766
Telenet Group Holding N.V.(1)	2,414,867	137,624
UCB S.A.	2,254,729	190,894

		787,284

CHINA - 8.2%
Baidu, Inc. (DR)(1)	4,257,403	795,325
Beijing Enterprises Holdings Ltd.	35,146,596	332,175
China Resources Land Ltd.	17,457,803	31,986
Tencent Holdings Ltd.	20,165,866	308,327

		1,467,813

DENMARK - 1.0%
ISS AS(1)	2,241,166	80,058
Rockwool International AS, Class B	553,916	102,241

		182,299

FRANCE - 7.0%
L’Oreal S.A.	754,538	130,027
LVMH Moet Hennessy Louis Vuitton S.A.	761,677	146,849
Pernod-Ricard S.A.	1,491,286	179,085
Publicis Groupe S.A.	1,029,778	87,340
Schneider Electric S.A.	4,100,644	386,032
Zodiac Aerospace	9,333,159	315,919

		1,245,252

GERMANY - 12.9%
Bayer AG	4,835,791	683,023
Beiersdorf AG	2,615,186	253,068
Deutsche Post AG	13,180,424	476,647
Linde AG	3,173,833	674,923
MTU Aero Engines AG	2,288,183	210,520

		2,298,181

HONG KONG - 5.4%
AIA Group Ltd.	107,965,718	543,283
Hongkong Land Holdings Ltd.	10,709,801	71,435
Sands China Ltd.	45,902,151	347,950

		962,668

INDIA - 0.4%
Coal India Ltd.	9,696,865	62,063

INDONESIA - 0.6%
Bank Rakyat Indonesia Persero Tbk PT	127,726,204	111,242

IRELAND - 1.5%
CRH plc	5,820,355	149,514
Ryanair Holdings plc, Equity-Linked Security(2)(3)(4)(5)	12,215,866	115,585

		265,099

JAPAN - 14.6%
Honda Motor Co., Ltd.	7,751,799	$270,649
IHI Corp.(6)	79,338,348	369,653
KDDI Corp.	3,468,611	211,565
LIXIL Group Corp.	6,882,701	185,749
NGK Insulators Ltd.(6)	18,973,808	430,776
Olympus Corp.(1)	11,779,510	405,809
Ono Pharmaceutical Co., Ltd.	1,919,745	169,035
Softbank Corp.	1,504,063	111,990
Toyota Motor Corp.	7,605,392	456,752

		2,611,978

KOREA - 0.9%
Naver Corp.	126,226	104,170
Orion Corp.	57,368	52,560
Samsung Electronics Co., Ltd.	1,367	1,786

		158,516

MEXICO - 2.4%
Grupo Televisa S.A.B. (DR)	12,599,963	432,305

NETHERLANDS - 5.9%
ASML Holding N.V.	4,912,067	457,441
Unilever N.V. (DR)	9,372,841	410,118
Ziggo N.V.(1)	3,936,326	182,021

		1,049,580

SPAIN - 1.0%
Grifols S.A.	2,021,452	110,484
Grifols S.A. (DR)	1,588,609	69,978

		180,462

SWEDEN - 1.2%
Electrolux AB, Class B	2,992,627	75,694
Volvo AB, Class B	10,303,442	141,948

		217,642

SWITZERLAND - 9.8%
Actelion Ltd.(1)	1,683,390	212,986
Holcim Ltd.(1)	20,298	1,784
Nestle S.A.	7,028,328	544,482
Roche Holding AG(3)	1,746,540	520,929
Swatch Group AG	402,163	242,849
Syngenta AG	40,526	15,094
UBS AG(1)	11,047,016	202,678

		1,740,802

UNITED KINGDOM - 13.8%
Croda International plc	5,092,603	191,828
Diageo plc	563,538	17,996
Imperial Tobacco Group plc	5,781,316	260,216
InterContinental Hotels Group plc	4,497,976	186,365
Johnson Matthey plc	4,933,875	261,759
Prudential plc	7,409,250	170,041
Rolls-Royce Holdings plc(1)	29,698,393	543,328
Royal Mail plc(1)	2,040,869	17,429
SABMiller plc	8,068,630	467,837
Saga plc(1)	20,017,664	59,524
WPP plc	13,428,213	292,778

		2,469,101

UNITED STATES - 6.1%
Covidien plc	4,521,385	407,738
Liberty Global plc, Class A(1)	3,858,133	170,607
Liberty Global plc, Series C(1)(3)	6,711,031	283,944
Nielsen Holdings N.V.	1,277,404	61,839
Schlumberger Ltd.	1,471,616	173,577
		1,097,705

Total common stocks and equity-linked securities (Cost $13,422,650)		17,339,992

PREFERRED STOCKS - 1.4%

GERMANY - 1.4%
Henkel AG & Co. KGaA(3)	2,139,825	247,385

UNITED KINGDOM - 0.0%†
Rolls-Royce Holdings plc(3)	3,919,315,348	6,708

Total preferred stocks (Cost $180,187)		254,093

	Principal Amount

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 0.7%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 6/30/14, due 7/1/14, maturity value $128,067 (Cost $128,067)(7)	$128,067	$128,067

Total investments - 99.2% (Cost $13,730,904)		17,722,152

Other assets less liabilities - 0.8%		138,304

Total net assets - 100.0%(8)		$17,860,456

†	Amount rounds to less than 0.1%.
(1)	Non-income producing security.
(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $115,585, or 0.6% of total net assets.
(3)	Non-voting shares.
(4)

Security is restricted. The security was acquired in a transaction under Rule 144A of the 1933 Act during the period noted below. The shares of the security may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/13-6/24/14	$104,036	$115,585	0.6%

(5)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in Note (H) in Notes to Form N-Q, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(6)	Affiliated company as defined by the 1940 Act. See Note (K) in Notes to Form N-Q.
(7)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S.Treasury Bond	4.625%	2/15/2040	$130,629

(8)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2014

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$3,131,706	17.5%
Consumer Staples	3,021,540	16.9
Energy	235,640	1.4
Financials	1,190,189	6.6
Health Care	2,770,876	15.5
Industrials	3,776,607	21.2
Information Technology	1,667,049	9.3
Materials	1,294,902	7.3
Telecommunication Services	505,576	2.8
Short-term investments	128,067	0.7

Total investments	$17,722,152	99.2%

CURRENCY EXPOSURE - JUNE 30, 2014

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$2,625,323	14.8%
Danish krone	182,299	1.0
Euro	5,738,166	32.4
Hong Kong dollar	1,563,721	8.8
Indian rupee	62,063	0.4
Indonesian rupiah	111,242	0.6
Japanese yen	2,611,978	14.8
Korean won	158,516	0.9
Swedish krona	217,642	1.2
Swiss franc	1,740,802	9.8
U.S. dollar	2,710,400	15.3

Total investments	$17,722,152	100.0%

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments - June 30, 2014

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.1%

BRAZIL - 2.4%
International Meal Co. Holdings S.A.	1,969,700	$18,275
M Dias Branco S.A.	280,200	12,392

		30,667

CANADA - 4.6%
CAE, Inc.	4,444,833	58,151

CHINA - 19.3%
AMVIG Holdings Ltd.	14,112,000	4,953
Beijing Enterprises Water Group Ltd.	117,292,000	78,392
Biostime International Holdings Ltd.	4,852,000	26,919
China Everbright International Ltd.	35,056,000	50,026
China Oil & Gas Group Ltd.(1)	261,120,000	47,504
Labixiaoxin Snacks Group Ltd.	32,587,000	8,367
Yingde Gases Group Co., Ltd.	23,965,500	26,129

		242,290

DENMARK - 2.9%
Rockwool International AS, Class B	58,294	10,760
Royal Unibrew AS(2)	166,300	26,144

		36,904

FINLAND - 1.4%
Huhtamaki Oyj	694,809	18,172

FRANCE - 4.0%
Eurofins Scientific	145,255	44,672
IPSOS	133,639	5,015

		49,687

GERMANY - 10.9%
Bertrandt AG	89,155	14,186
Deutz AG	3,472,374	27,668
Wirecard AG	2,212,588	95,526

		137,380

HONG KONG - 1.3%
SJM Holdings Ltd.	6,293,932	15,738

INDONESIA - 5.7%
Ace Hardware Indonesia Tbk PT	184,352,900	13,685
Global Mediacom Tbk PT	112,107,109	20,095
Mayora Indah Tbk PT	2,727,600	6,764
MNC Sky Vision Tbk PT	99,125,104	18,061
Nippon Indosari Corpindo Tbk PT	104,965,200	12,661

		71,266

IRELAND - 2.7%
Glanbia plc	2,268,617	34,233

ITALY - 1.2%
Davide Campari-Milano S.p.A.	1,676,471	14,508

JAPAN - 2.3%
Sugi Holdings Co., Ltd.	646,900	$29,502

KOREA - 2.1%
S1 Corp.	335,725	27,009

MALAYSIA - 1.3%
Oldtown Bhd(1)	24,169,725	16,560

PHILIPPINES - 0.8%
Megaworld Corp.	98,782,000	10,184

SINGAPORE - 4.1%
Petra Foods Ltd.	7,501,000	23,461
SIA Engineering Co., Ltd.	3,947,700	15,989
Super Group Ltd.	10,910,000	12,337

		51,787

SWEDEN - 1.9%
Sanitec Corp.(2)	1,783,954	23,696

SWITZERLAND - 6.5%
Cembra Money Bank AG	453,921	28,664
Comet Holding AG(2)	26,372	19,003
Tecan Group AG	299,796	34,280

		81,947

TAIWAN - 1.0%
Ginko International Co., Ltd.	723,000	12,519

UNITED KINGDOM - 16.7%
Babcock International Group plc	2,378,228	47,295
Barratt Developments plc	4,012,011	25,659
Britvic plc	1,768,244	22,015
Dignity plc	564,921	13,255
Electrocomponents plc	2,011,632	9,047
Hays plc	11,171,312	27,932
Rathbone Brothers plc	485,718	16,459
Synergy Health plc	731,839	17,660
UBM plc	1,150,149	13,100
Victrex plc	597,413	17,401

		209,823

Total common stocks (Cost $831,222)		1,172,023

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 6/30/14, due 7/1/14, maturity value $82,487 (Cost $82,487)(3)	$82,487	$82,487

Total investments - 99.7% (Cost $913,709)	$1,254,510

Other assets less liabilities - 0.3%	3,709

Total net assets - 100.0%(4)	$1,258,219

(1)	Affiliated company as defined by the 1940 Act. See Note (K) in Notes to Form N-Q.
(2)	Non-income producing security.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S.Treasury Bond	5.000%	5/15/2037	$84,142

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2014

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$142,883	11.3%
Consumer Staples	245,863	19.6
Financials	55,307	4.4
Health Care	109,131	8.7
Industrials	302,712	24.0
Information Technology	123,576	9.8
Materials	66,655	5.3
Utilities	125,896	10.0
Short-term investments	82,487	6.6

Total investments	$1,254,510	99.7%

CURRENCY EXPOSURE - JUNE 30, 2014

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$30,667	2.4%
British pound	209,823	16.7
Canadian dollar	58,151	4.6
Danish krone	36,904	2.9
Euro	253,980	20.3
Hong Kong dollar	258,028	20.6
Indonesian rupiah	71,266	5.7
Japanese yen	29,502	2.4
Korean won	27,009	2.2
Malaysian ringgit	16,560	1.3
Philippine peso	10,184	0.8
Singapore dollar	51,787	4.1
Swedish krona	23,696	1.9
Swiss franc	81,947	6.5
Taiwan dollar	12,519	1.0
U.S. dollar	82,487	6.6

Total investments	$1,254,510	100.0%

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - June 30, 2014

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 85.1%

BELGIUM - 2.5%
Groupe Bruxelles Lambert S.A.	2,992,756	$310,996

CANADA - 2.7%
Imperial Oil Ltd.	6,342,516	334,230

CHINA - 2.7%
Baidu, Inc. (DR)(1)	1,795,142	335,350

DENMARK - 2.4%
Carlsberg AS, Class B	2,177,006	234,499
ISS AS(1)	1,934,056	69,088

		303,587

FRANCE - 4.2%
Societe Television Francaise 1	7,649,712	125,330
Sodexo	1,375,072	147,901
Sodexo Prime De Fidelite(2)(3)	1,278,815	137,547
Vivendi S.A.	4,320,113	105,711

		516,489

GERMANY - 1.3%
Deutsche Boerse AG	1,996,523	154,954

INDIA - 0.1%
Tech Mahindra Ltd.	409,871	14,654

JAPAN - 6.9%
Aderans Co., Ltd.	479,251	7,512
Credit Saison Co., Ltd.	7,093,563	147,606
Kao Corp.	7,463,021	293,718
Nifco, Inc.	2,103,748	70,191
Sankyo Co., Ltd.	1,182,401	45,461
Stanley Electric Co., Ltd.(4)	10,827,506	282,271
Tokyo Electron Ltd.	204,154	13,800

		860,559

KOREA - 4.1%
Kia Motors Corp.	3,182,040	178,003
Samsung Electronics Co., Ltd.	249,879	326,488

		504,491

NETHERLANDS - 4.4%
ING Groep N.V. (DR)(1)	29,216,666	410,465
Reed Elsevier N.V.	1,980,743	45,430
TNT Express N.V.	9,686,773	87,676

		543,571

NORWAY - 2.9%
Aker Solutions ASA	12,265,901	213,169
Orkla ASA	16,616,986	148,050

		361,219

SWITZERLAND - 8.0%
Adecco S.A.(1)	2,898,254	$238,579
Novartis AG	4,230,412	383,065
Panalpina Welttransport Holding AG(4)	1,611,291	255,103
Pargesa Holding S.A.	1,338,069	120,182

		996,929

UNITED KINGDOM - 25.3%
Alent plc(4)	18,762,808	117,589
AMEC plc	8,090,220	168,224
Compass Group plc	36,032,749	627,148
Diageo plc	4,962,931	158,490
Lloyds Banking Group plc(1)	207,156,026	263,236
QinetiQ Group plc	23,868,889	84,476
Reed Elsevier plc	29,138,958	468,763
Royal Bank of Scotland Group plc (1)	68,931,881	387,413
Savills plc	1,359,311	14,633
Serco Group plc	10,617,390	66,414
TESCO plc	75,282,116	366,157
TSB Banking Group plc(1)	3,186,964	15,353
Unilever plc (DR)	5,362,146	242,959
Vesuvius plc(4)	20,138,787	158,059

		3,138,914

UNITED STATES - 17.6%
Accenture plc, Class A	1,997,120	161,447
Aon plc	2,938,211	264,704
Applied Materials, Inc.	14,070,386	317,287
Arch Capital Group Ltd.(1)(4)	6,031,602	346,455
Covidien plc	4,846,607	437,067
Flextronics International Ltd.(1)	18,818,066	208,316
TE Connectivity Ltd.	7,198,407	445,150

		2,180,426

Total common stocks (Cost $7,174,939)		10,556,369

PREFERRED STOCKS - 0.3%

KOREA - 0.3%
Samsung Electronics Co., Ltd.(5)	35,993	37,708

Total preferred stocks (Cost $31,401)		37,708

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 14.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 6/30/14, due 7/1/14, maturity value $1,778,977 (Cost $1,778,977)(6)	$1,778,977	$1,778,977

Total investments - 99.8% (Cost $8,985,317)	$12,373,054

Other assets less liabilities - 0.2%	30,008

Total net assets - 100.0%(7)	$12,403,062

(1)	Non-income producing security.
(2)	Shares are registered with the issuing company and not tradable until converted back to bearer shares.
(3)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $137,547, or 1.1% of total net assets.
(4)	Affiliated company as defined by the 1940 Act. See Note (K) in Notes to Form N-Q.
(5)	Non-voting shares.
(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S.Treasury Note	1.750%	5/15/2022	$1,824
U.S.Treasury Note	2.000%	5/31/2021	269,937
U.S.Treasury Note	2.000%	11/15/2021	169,696
U.S.Treasury Note	2.000%	2/15/2022	35,854
U.S.Treasury Note	2.125%	6/30/2021	1,085,500
U.S.Treasury Note	2.125%	8/15/2021	251,747

			$1,814,558

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2014

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$2,128,045	17.2%
Consumer Staples	1,451,385	11.8
Energy	715,623	5.8
Financials	2,435,997	19.6
Health Care	820,132	6.6
Industrials	959,395	7.6
Information Technology	1,860,200	15.0
Materials	117,589	0.9
Telecommunication Services	105,711	0.9
Short-term investments	1,778,977	14.4

Total investments	$12,373,054	99.8%

CURRENCY EXPOSURE - JUNE 30, 2014

(Unaudited)

Dollar values in thousands

	Value		Percentage of Total Investments
British pound	$2,895,955		23.4%
Canadian dollar	334,230		2.7
Danish krone	303,587		2.4
Euro	1,526,010		12.3
Indian rupee	14,654		0.1
Japanese yen	860,559	*	7.0
Korean won	542,199		4.4
Norwegian krone	361,219		2.9
Swiss franc	996,929		8.1
U.S. dollar	4,537,712		36.7

Total investments	$12,373,054		100.0%

*	Currency exposure is offset by foreign currency forward contracts noted in the table below:

	Contract Settlement	Contract Amount				Unrealized
Counterparty	Date	Deliver		Receive		Depreciation
State Street Bank and Trust Company	8/14/2014	JPY	62,464,283	USD	609,797	$(6,993)
State Street Bank and Trust Company	8/14/2014	JPY	2,760,590	USD	27,033	(226)
State Street Bank and Trust Company	8/14/2014	JPY	2,360,857	USD	23,058	(254)
State Street Bank and Trust Company	8/14/2014	JPY	2,295,200	USD	22,216	(447)
State Street Bank and Trust Company	8/14/2014	JPY	713,670	USD	6,971	(76)

						$(7,996)

JPY - Japanese yen

USD - U.S. dollar

ARTISAN MID CAP FUND

Schedule of Investments - June 30, 2014

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.8%

CONSUMER DISCRETIONARY - 21.9%
Auto Components - 2.9%
BorgWarner, Inc.	4,357,615	$284,073

Distributors - 2.6%
LKQ Corp.(1)	9,492,081	253,344

Hotels, Restaurants & Leisure - 4.1%
Chipotle Mexican Grill, Inc.(1)	419,525	248,573
Melco Crown Entertainment Ltd. (DR)(2)	4,267,545	152,394

		400,967

Household Durables - 1.3%
Garmin Ltd.	1,274,952	77,644
Tempur Sealy International, Inc.(1)	824,905	49,247

		126,891

Internet & Catalog Retail - 1.3%
TripAdvisor, Inc.(1)	1,199,581	130,346

Specialty Retail - 4.7%
Cabela’s, Inc.(1)	2,104,565	131,325
Signet Jewelers Ltd.	453,364	50,138
Tractor Supply Co.	2,597,026	156,860
Williams-Sonoma, Inc.	1,753,764	125,885

		464,208

Textiles, Apparel & Luxury Goods - 5.0%
Fossil Group, Inc.(1)	732,402	76,551
Kate Spade & Co.(1)	3,064,561	116,882
Michael Kors Holdings Ltd.(1)	1,059,396	93,915
Ralph Lauren Corp.	337,076	54,165
Under Armour, Inc., Class A(1)	2,649,013	157,590

		499,103

CONSUMER STAPLES - 2.1%
Food Products - 2.1%
Keurig Green Mountain, Inc.	1,289,314	160,661
WhiteWave Foods Co., Class A(1)	1,496,593	48,445

		209,106

ENERGY - 3.9%
Energy Equipment & Services - 1.0%
Core Laboratories N.V.	183,204	30,606
Oceaneering International, Inc.	858,039	67,038

		97,644

Oil, Gas & Consumable Fuels - 2.9%
Cabot Oil & Gas Corp.	2,912,930	99,448
Noble Energy, Inc.	2,424,919	187,834

		287,282

FINANCIALS - 4.9%
Capital Markets - 0.9%
LPL Financial Holdings, Inc.	1,751,509	$87,120

Banks - 0.5%
PacWest Bancorp	1,142,416	49,318

Consumer Finance - 3.0%
Discover Financial Services	4,896,900	303,510

Diversified Financial Services - 0.5%
IntercontinentalExchange Group, Inc.	255,629	48,289

HEALTH CARE - 19.8%
Biotechnology - 10.0%
Alexion Pharmaceuticals, Inc.(1)	1,067,211	166,752
Cepheid, Inc.(1)(3)	3,726,815	178,664
Incyte Corp. Ltd.(1)	1,834,535	103,541
Isis Pharmaceuticals, Inc.(1)	3,319,516	114,357
Regeneron Pharmaceuticals, Inc.(1)	1,499,759	423,637

		986,951

Health Care Providers & Services - 2.6%
Cigna Corp.	2,824,265	259,748

Health Care Technology - 3.2%
athenahealth, Inc.(1)	1,189,137	148,797
Cerner Corp.(1)	3,179,280	163,987

		312,784

Life Sciences Tools & Services - 3.3%
Illumina, Inc.(1)	1,823,022	325,482

Pharmaceuticals - 0.7%
Perrigo Co. plc	492,190	71,741

INDUSTRIALS - 19.1%
Air Freight & Logistics - 1.1%
CH Robinson Worldwide, Inc.	941,037	60,029
Expeditors International of Washington, Inc.	1,049,916	46,364

		106,393

Building Products - 2.3%
Fortune Brands Home & Security, Inc.	5,562,299	222,103

Commercial Services & Supplies - 2.1%
Waste Connections, Inc.	4,264,439	207,038

Electrical Equipment - 5.0%
AMETEK, Inc.	5,121,529	267,754
Rockwell Automation, Inc.	784,519	98,190
Sensata Technologies Holding N.V.(1)	2,668,208	124,819

		490,763

Machinery - 1.9%
Chart Industries, Inc.(1)	601,838	49,796
Pall Corp.	1,651,865	141,053

		190,849

Professional Services - 6.0%
IHS, Inc., Class A(1)(3)	3,518,982	$477,420
Nielsen Holdings N.V.	954,145	46,190
Verisk Analytics, Inc., Class A(1)	1,211,790	72,732

		596,342

Trading Companies & Distributors - 0.7%
WW Grainger, Inc.	255,348	64,927

INFORMATION TECHNOLOGY - 23.6%
Electronic Equipment, Instruments & Components - 3.3%
FLIR Systems, Inc.(3)	2,411,744	83,760
IPG Photonics Corp.(1)	1,274,893	87,712
National Instruments Corp.	544,308	17,630
Trimble Navigation Ltd.(1)	3,602,700	133,120

		322,222

Internet Software & Services - 3.7%
LinkedIn Corp., Class A(1)	555,607	95,270
Pandora Media, Inc.(1)	3,949,674	116,516
Qihoo 360 Technology Co., Ltd. (DR)(1)(2)	566,231	52,116
Twitter, Inc.(1)	1,205,838	49,403
Yelp, Inc.(1)	621,601	47,664

		360,969

IT Services - 1.2%
Gartner, Inc.(1)	1,636,079	115,376

Semiconductors & Semiconductor Equipment - 6.2%
Applied Materials, Inc.	15,485,060	349,188
ARM Holdings plc (DR)(2)	2,605,156	117,858
Freescale Semiconductor Ltd.(1)	6,385,324	150,055

		617,101

Software - 9.2%
Aspen Technology, Inc.(1)	2,031,252	94,250
Autodesk, Inc.(1)	4,132,214	232,974
Concur Technologies, Inc.(1)	1,652,399	154,235
Guidewire Software, Inc.(1)	1,207,444	49,095
Red Hat, Inc.(1)	201,979	11,163
ServiceNow, Inc.(1)	2,671,506	165,527
Workday, Inc., Class A(1)	2,216,137	199,142

		906,386

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Level 3 Communications, Inc.(1)	1,100,269	48,313

Total common stocks (Cost $5,986,983)		9,446,689

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 6/30/14, due 7/1/14, maturity value $398,282 (Cost $398,282)(4)	$398,282	$398,282

Total investments - 99.9% (Cost $6,385,265)		9,844,971

Other assets less liabilities - 0.1%		13,225

Total net assets - 100.0%(5)		$9,858,196

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
ARM Holdings plc (DR)	United Kingdom	U.S. dollar
Melco Crown Entertainment Ltd. (DR)	Hong Kong	U.S. dollar
Qihoo 360 Technology Co., Ltd. (DR)	China	U.S. dollar

(3)	Affiliated company as defined by the 1940 Act. See Note (K) in Notes to Form N-Q.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S.Treasury Bond	4.500%	8/15/2039	$263,743
U.S.Treasury Bond	4.625%	2/15/2040	142,506

			$406,249

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN MID CAP VALUE FUND

Schedule of Investments - June 30, 2014

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 91.8%

CONSUMER DISCRETIONARY - 13.0%
Diversified Consumer Services - 2.1%
H&R Block, Inc.	7,400,557	$248,067

Internet & Catalog Retail - 1.4%
Liberty Interactive Corp., Class A(1)	5,649,006	165,855

Leisure Equipment & Products - 1.7%
Mattel, Inc.	5,251,246	204,641

Media - 3.4%
Gannett Co., Inc.	6,331,084	198,226
Omnicom Group, Inc.	2,943,579	209,642

		407,868

Multiline Retail - 1.5%
Nordstrom, Inc.	2,742,869	186,323

Specialty Retail - 1.6%
Bed Bath & Beyond, Inc.(1)	3,410,829	195,713

Textiles, Apparel & Luxury Goods - 1.3%
Coach, Inc.	4,474,522	152,984

CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 2.9%
Kroger Co.	7,178,857	354,851

ENERGY - 11.7%
Energy Equipment & Services - 4.9%
Ensco plc, Class A	4,825,940	268,178
McDermott International, Inc.(1)(2)	13,972,689	113,039
Patterson-UTI Energy, Inc.	5,846,888	204,290

		585,507

Oil, Gas & Consumable Fuels - 6.8%
Denbury Resources, Inc.	10,826,495	199,857
Hess Corp.	2,732,436	270,211
SM Energy Co.	2,817,887	236,984
Southwestern Energy Co.(1)	2,582,309	117,469

		824,521

FINANCIALS - 21.1%
Capital Markets - 0.9%
Northern Trust Corp.	1,713,983	110,055

Banks - 1.1%
M&T Bank Corp.	1,086,273	134,752

Diversified Financial Services - 1.5%
IntercontinentalExchange Group, Inc.	945,054	178,521

Insurance - 14.9%
Alleghany Corp.(1)	700,745	$307,011
Allied World Assurance Co. Holdings AG	4,122,261	156,728
Allstate Corp.	4,943,227	290,266
Aon plc	2,572,340	231,742
Arch Capital Group Ltd.(1)(2)	4,004,262	230,005
Loews Corp.	3,924,773	172,729
Progressive Corp.	7,812,285	198,120
Torchmark Corp.	2,565,410	210,158

		1,796,759

Real Estate Investment Trusts (REITs) - 2.7%
American Capital Agency Corp.	7,294,347	170,761
Hatteras Financial Corp.(2)	7,576,302	150,086

		320,847

HEALTH CARE - 3.6%
Health Care Equipment & Supplies - 0.5%
Becton Dickinson and Co.	548,332	64,867

Health Care Providers & Services - 3.1%
Cigna Corp.	4,025,376	370,214

INDUSTRIALS - 11.8%
Aerospace & Defense - 2.6%
L-3 Communications Holdings, Inc.	1,115,951	134,751
Rockwell Collins, Inc.	2,384,672	186,339

		321,090

Commercial Services & Supplies - 1.1%
Republic Services, Inc.	3,452,807	131,103

Construction & Engineering - 1.1%
Jacobs Engineering Group, Inc.(1)	2,455,689	130,839

Electrical Equipment - 1.6%
Hubbell, Inc., Class B	1,540,100	189,663

Machinery - 2.3%
Joy Global, Inc.	2,819,378	173,617
Kennametal, Inc.	2,386,861	110,464

		284,081

Professional Services - 2.4%
Manpowergroup, Inc.	2,101,119	178,280
Towers Watson & Co., Class A	1,029,383	107,293

		285,573

Road & Rail - 0.7%
Ryder System, Inc.	942,695	83,042

INFORMATION TECHNOLOGY - 22.0%
Computers & Peripherals - 1.1%
Lexmark International, Inc., Class A	2,736,230	131,777

Electronic Equipment, Instruments & Components - 9.1%
Arrow Electronics, Inc.(1)(2)	5,539,394	334,635

Avnet, Inc.(2)	7,278,218	$322,498
FLIR Systems, Inc.(2)	8,309,092	288,574
Ingram Micro, Inc., Class A(1)	5,233,098	152,859

		1,098,566

IT Services - 4.4%
NeuStar, Inc., Class A(1)(2)	3,709,978	96,533
Teradata Corp.(1)	5,165,441	207,651
Western Union Co.	13,196,925	228,835

		533,019

Semiconductors & Semiconductor Equipment - 6.4%
Analog Devices, Inc.	5,729,299	309,783
KLA-Tencor Corp.	3,105,041	225,550
Lam Research Corp.	3,474,838	234,830

		770,163

Software - 1.0%
Synopsys, Inc.(1)	2,966,980	115,178

MATERIALS - 1.2%
Metals & Mining - 1.2%
Kinross Gold Corp.(1)(3)	34,095,348	141,155

UTILITIES - 4.5%
Electric Utilities - 3.9%
Edison International	4,942,729	287,222
Xcel Energy, Inc.	5,814,874	187,414

		474,636

Multi-Utilities - 0.6%
SCANA Corp.	1,352,432	72,774

Total common stocks (Cost $7,770,097)		11,065,004

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 8.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 6/30/14, due 7/1/14, maturity value $957,501 (Cost $957,501)(4)	$957,501	$957,501

Total investments - 99.8% (Cost $8,727,598)		12,022,505

Other assets less liabilities - 0.2%		27,339

Total net assets - 100.0%(5)		$12,049,844

(1)	Non-income producing security.
(2)	Affiliated company as defined by the 1940 Act. See Note (K) in Notes to Form N-Q.
(3)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Kinross Gold Corp.	Canada	U.S. dollar

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S.Treasury Note	2.000%	5/31/2021	$158,369
U.S.Treasury Note	2.250%	4/30/2021	543,370
U.S.Treasury Note	2.250%	3/31/2021	274,916

			$976,655

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

ARTISAN SMALL CAP FUND

Schedule of Investments - June 30, 2014

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.3%

CONSUMER DISCRETIONARY - 18.6%
Auto Components - 3.2%
Dorman Products, Inc.(1)	134,167	$6,617
Gentherm, Inc.(1)	1,025,630	45,589

		52,206

Distributors - 1.3%
LKQ Corp.(1)	807,626	21,555

Diversified Consumer Services - 1.1%
LifeLock, Inc.(1)	1,249,617	17,445

Hotels, Restaurants & Leisure - 4.7%
Dunkin’ Brands Group, Inc.	1,082,154	49,573
Noodles & Co(1)	707,635	24,336
Zoe’s Kitchen, Inc.(1)	56,009	1,926

		75,835

Internet & Catalog Retail - 2.1%
HomeAway, Inc.(1)	731,882	25,484
MakeMyTrip Ltd.(1)(2)	269,249	9,459

		34,943

Media - 0.5%
Imax Corp.(1)(2)	301,134	8,576

Specialty Retail - 2.5%
Five Below, Inc.(1)	321,758	12,841
Hibbett Sports, Inc.(1)	181,000	9,805
Restoration Hardware Holdings, Inc.(1)	196,065	18,244

		40,890

Textiles, Apparel & Luxury Goods - 3.2%
Deckers Outdoor Corp.(1)	460,931	39,792
Quiksilver, Inc.(1)	1,108,521	3,969
Tumi Holdings, Inc.(1)	437,860	8,814

		52,575

CONSUMER STAPLES - 1.1%
Food & Staples Retailing - 1.1%
PriceSmart, Inc.	204,598	17,808

ENERGY - 3.9%
Oil, Gas & Consumable Fuels - 3.9%
Oasis Petroleum, Inc.(1)	530,595	29,655
Rosetta Resources, Inc.(1)	415,341	22,781
Solazyme, Inc.(1)	950,322	11,195

		63,631

HEALTH CARE - 20.0%
Biotechnology - 9.2%
Agios Pharmaceuticals, Inc.(1)	90,444	4,144
Alnylam Pharmaceuticals, Inc.(1)	325,011	20,531
Cepheid, Inc.(1)(3)	1,088,675	52,191

Foundation Medicine, Inc.(1)	176,765	$4,766
Incyte Corp. Ltd.(1)	569,989	32,170
Isis Pharmaceuticals, Inc.(1)	1,072,959	36,964

		150,766

Health Care Equipment & Supplies - 4.7%
DexCom, Inc.(1)	1,587,642	62,966
GenMark Diagnostics, Inc.(1)	1,036,536	14,024

		76,990

Health Care Technology - 2.6%
athenahealth, Inc.(1)	334,630	41,872

Life Sciences Tools & Services - 3.5%
Bruker Corp.(1)	2,390,643	58,021

INDUSTRIALS - 17.4%
Aerospace & Defense - 4.6%
Taser International, Inc.(1)	1,476,824	19,642
Teledyne Technologies, Inc.(1)	565,067	54,907

		74,549

Electrical Equipment - 4.4%
Acuity Brands, Inc.	525,701	72,678

Machinery - 4.0%
Chart Industries, Inc.(1)	285,716	23,640
IDEX Corp.	418,637	33,801
Proto Labs, Inc.(1)	104,848	8,589

		66,030

Professional Services - 1.5%
Advisory Board Co.(1)	461,921	23,928

Trading Companies & Distributors - 2.9%
Beacon Roofing Supply, Inc.(1)	1,424,181	47,169

INFORMATION TECHNOLOGY - 35.3%
Electronic Equipment, Instruments & Components - 7.9%
Cognex Corp.(1)	1,919,683	73,716
Control4 Corp.(1)	298,903	5,846
FEI Co.	326,751	29,646
Hollysys Automation Technologies Ltd.(1)	61,587	1,508
IPG Photonics Corp.(1)	257,101	17,689

		128,405

Internet Software & Services - 12.3%
Benefitfocus, Inc.(1)	162,369	7,505
CoStar Group, Inc.(1)	281,600	44,541
Demandware, Inc.(1)	503,225	34,909
Marketo, Inc.(1)	183,025	5,322
MercadoLibre, Inc.	128,949	12,302
Pandora Media, Inc.(1)	1,855,266	54,730
Shutterstock, Inc.(1)	172,966	14,353
SPS Commerce, Inc.(1)	147,208	9,302
Textura Corp.(1)	768,659	18,171

		201,135

IT Services - 0.9%
Acxiom Corp.(1)	672,244	$14,581

Semiconductors & Semiconductor Equipment - 1.5%
Cavium, Inc.(1)	317,009	15,742
Ultratech, Inc.(1)(3)	407,067	9,029

		24,771

Software - 12.7%
Concur Technologies, Inc.(1)	439,614	41,034
Guidewire Software, Inc.(1)	976,476	39,703
Informatica Corp.(1)	1,012,815	36,107
Interactive Intelligence Group, Inc.(1)	140,531	7,888
Tableau Software, Inc., Class A(1)	243,748	17,387
Tyler Technologies, Inc.(1)	351,546	32,064
Ultimate Software Group, Inc.(1)	205,558	28,402
Zendesk, Inc.(1)	296,868	5,160

		207,745

Total common stocks (Cost $1,097,411)		1,574,104

	Principal Amount

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 6/30/14, due 7/1/14, maturity value $65,994 (Cost $65,994)(4)	$65,994	$65,994

Total investments - 100.3% (Cost $1,163,405)		1,640,098

Other assets less liabilities - (0.3)%		(5,225)

Total net assets - 100.0%(5)		$1,634,873

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Imax Corp.	Canada	U.S. dollar
MakeMyTrip Ltd.	India	U.S. dollar

(3)	Affiliated company as defined by the 1940 Act. See Note (K) in Notes to Form N-Q.

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S.Treasury Bond	4.625%	2/15/2040	$67,314

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

ARTISAN SMALL CAP VALUE FUND

Schedule of Investments - June 30, 2014

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 90.6%

CONSUMER DISCRETIONARY - 6.3%
Auto Components - 0.6%
Remy International, Inc.	573,238	$13,385

Diversified Consumer Services - 0.3%
Regis Corp.	467,817	6,587

Household Durables - 0.3%
NACCO Industries, Inc., Class A	115,194	5,829

Internet & Catalog Retail - 0.6%
Shutterfly, Inc.(1)	292,775	12,607

Media - 1.3%
DreamWorks Animation SKG, Inc., Class A(1)	1,309,575	30,461

Specialty Retail - 3.2%
America’s Car-Mart, Inc.(1)	394,576	15,605
American Eagle Outfitters, Inc.	1,061,080	11,905
Rent-A-Center, Inc.	1,621,989	46,519

		74,029

CONSUMER STAPLES - 3.6%
Beverages - 0.6%
Cott Corp.(2)	1,773,545	12,539

Food Products - 3.0%
Darling International, Inc.(1)	1,323,303	27,657
Dean Foods Co.	920,263	16,187
Fresh Del Monte Produce, Inc.	812,131	24,892

		68,736

ENERGY - 19.6%
Energy Equipment & Services - 12.6%
C&J Energy Services, Inc.(1)	146,718	4,956
Era Group, Inc. (1)	950,815	27,270
Gulfmark Offshore, Inc., Class A	969,353	43,795
Key Energy Services, Inc.(1)	2,235,031	20,428
McDermott International, Inc.(1)(3)	869,371	7,033
Mitcham Industries, Inc.(1)	432,124	6,041
Newpark Resources, Inc.(1)	2,266,756	28,244
Parker Drilling Co.(1)	3,820,680	24,911
SEACOR Holdings, Inc.(1)	154,109	12,676
Superior Energy Services, Inc.	473,185	17,101
Tesco Corp.	418,360	8,928
Tidewater, Inc.	821,051	46,102
Unit Corp.(1)	605,467	41,674

		289,159

Oil, Gas & Consumable Fuels - 7.0%
Approach Resources, Inc.(1)	1,317,339	29,943
Cloud Peak Energy, Inc.(1)	1,703,905	31,386

Emerald Oil, Inc.(1)	802,338	$6,138
Synergy Resources Corp.(1)	575,739	7,628
World Fuel Services Corp.	1,706,983	84,035

		159,130

FINANCIALS - 8.6%
Capital Markets - 0.1%
Manning & Napier, Inc.	136,663	2,359

Diversified Financial Services - 1.1%
PICO Holdings, Inc.(1)	1,045,183	24,833

Insurance - 2.5%
Allied World Assurance Co. Holdings AG	580,566	22,073
Platinum Underwriters Holdings Ltd.	537,387	34,850

		56,923

Real Estate Investment Trusts (REITs) - 3.9%
Anworth Mortgage Asset Corp.	3,804,100	19,629
Campus Crest Communities, Inc.	2,509,916	21,736
CYS Investments, Inc.	1,727,707	15,584
EastGroup Properties, Inc.	17,821	1,145
Hatteras Financial Corp.(3)	1,548,433	30,674

		88,768

Thrifts & Mortgage Finance - 1.0%
Berkshire Hills Bancorp, Inc.	568,734	13,206
Dime Community Bancshares, Inc.	412,169	6,508
Oritani Financial Corp.	300,487	4,625

		24,339

HEALTH CARE - 2.7%
Health Care Equipment & Supplies - 1.1%
CONMED Corp.	46,799	2,066
ICU Medical, Inc.(1)	113,221	6,885
Merit Medical Systems, Inc.(1)	1,096,809	16,562

		25,513

Health Care Providers & Services - 1.1%
Landauer, Inc.	298,267	12,527
Owens & Minor, Inc.	364,303	12,379

		24,906

Health Care Technology - 0.5%
Vocera Communications, Inc.(1)	891,232	11,764

INDUSTRIALS - 22.1%
Aerospace & Defense - 1.6%
Cubic Corp.	814,352	36,247

Building Products - 0.1%
Quanex Building Products Corp.	98,913	1,768

Commercial Services & Supplies - 1.8%
Quad/Graphics, Inc.	352,866	7,894
Tetra Tech, Inc.	1,231,209	33,858

		41,752

Construction & Engineering - 6.1%
Comfort Systems USA, Inc.	773,464	$12,221
EMCOR Group, Inc.	2,001,892	89,144
Granite Construction, Inc.	432,870	15,574
Orion Marine Group, Inc.(1)	1,190,600	12,894
Tutor Perini Corp.(1)	296,430	9,409

		139,242

Electrical Equipment - 2.3%
AZZ, Inc.	539,778	24,873
Brady Corp., Class A(4)	257,169	7,681
Encore Wire Corp.	422,960	20,742

		53,296

Machinery - 2.9%
Astec Industries, Inc.	410,525	18,014
Dynamic Materials Corp.	438,545	9,705
Global Brass & Copper Holdings, Inc.	632,769	10,694
Woodward, Inc.	547,058	27,451

		65,864

Professional Services - 2.7%
CRA International, Inc.(1)	446,412	10,290
FTI Consulting, Inc.(1)	1,007,670	38,110
TrueBlue, Inc.(1)	469,986	12,957

		61,357

Road & Rail - 2.7%
Celadon Group, Inc.	700,205	14,928
Ryder System, Inc.	521,805	45,966

		60,894

Trading Companies & Distributors - 1.9%
Kaman Corp.	583,994	24,954
TAL International Group, Inc.(1)	283,104	12,559
Textainer Group Holdings Ltd.	160,282	6,190

		43,703

INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 1.8%
ADTRAN, Inc.	1,848,378	41,699

Computers & Peripherals - 1.7%
Lexmark International, Inc., Class A	255,607	12,310
QLogic Corp.(1)	2,514,918	25,376

		37,686

Electronic Equipment, Instruments & Components - 6.1%
Arrow Electronics, Inc.(1)(3)	801,498	48,418
Benchmark Electronics, Inc.(1)	474,726	12,096
Park Electrochemical Corp.	1,005,904	28,377
Tech Data Corp.(1)	799,732	49,999

		138,890

Internet Software & Services - 1.2%
Blucora, Inc.(1)	427,856	8,074
EarthLink Holdings Corp.	4,927,807	18,331

		26,405

IT Services - 0.1%
Sykes Enterprises, Inc.(1)	135,291	$2,940

Semiconductors & Semiconductor Equipment - 4.5%
MKS Instruments, Inc.	757,270	23,657
Nanometrics, Inc.(1)(3)	1,326,591	24,210
Rudolph Technologies, Inc.(1)(3)	1,699,323	16,790
Ultratech, Inc.(1)(3)	1,692,975	37,550

		102,207

Software - 3.3%
MicroStrategy, Inc., Class A(1)	342,390	48,147
Progress Software Corp.(1)	1,164,133	27,986

		76,133

MATERIALS - 7.8%
Chemicals - 4.9%
American Vanguard Corp.	1,025,229	13,553
HB Fuller Co.	1,530,647	73,624
Intrepid Potash, Inc.(1)	353,385	5,923
Rayonier Advanced Materials Inc.	61,593	2,387
Sensient Technologies Corp.	276,913	15,430

		110,917

Metals & Mining - 2.9%
Alamos Gold, Inc.(2)	1,807,402	18,327
AuRico Gold, Inc.(2)	2,583,245	11,005
Globe Specialty Metals, Inc.	241,097	5,010
Schnitzer Steel Industries, Inc., Class A	1,255,290	32,725

		67,067

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
Atlantic Tele-Network, Inc.	449,175	26,052

UTILITIES - 0.1%

Multi-Utilities - 0.1%
NorthWestern Corp.	50,915	2,657

Total common stocks (Cost $1,568,145)		2,068,643

	Principal Amount

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 9.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 6/30/14, due 7/1/14, maturity value $206,841 (Cost $206,841)(5)	$206,841	$206,841

Total investments - 99.7% (Cost $1,774,986)	$2,275,484

Other assets less liabilities - 0.3%	7,177

Total net assets - 100.0%(6)	$2,282,661

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Alamos Gold, Inc.	Canada	U.S. dollar
AuRico Gold, Inc.	Canada	U.S. dollar
Cott Corp.	Canada	U.S. dollar

(3)	Affiliated company as defined by the 1940 Act. See Note (K) in Notes to Form N-Q.
(4)	Non-voting shares.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S.Treasury Bond	4.625%	2/15/2040	$210,983

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

ARTISAN VALUE FUND

Schedule of Investments - June 30, 2014

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 86.6%

CONSUMER DISCRETIONARY - 3.0%
Auto Components - 3.0%
Cie Generale des Etablissements Michelin(1)	368,838	$44,071

CONSUMER STAPLES - 4.4%
Food & Staples Retailing - 4.4%
Kroger Co.	737,779	36,468
Wal-Mart Stores, Inc.	374,821	28,138

		64,606

ENERGY - 14.0%
Energy Equipment & Services - 6.4%
National Oilwell Varco, Inc.	551,734	45,435
Noble Corp. plc	1,426,562	47,876

		93,311

Oil, Gas & Consumable Fuels - 7.6%
Apache Corp.	713,774	71,820
Denbury Resources, Inc.	2,070,175	38,215

		110,035

FINANCIALS - 22.3%
Capital Markets - 4.2%
Bank of New York Mellon Corp.	773,950	29,008
Goldman Sachs Group, Inc.	189,333	31,702

		60,710

Diversified Financial Services - 3.0%
Berkshire Hathaway, Inc., Class B(2)	349,260	44,202

Insurance - 11.2%
Alleghany Corp.(2)	105,179	46,081
Allstate Corp.	511,177	30,016
Arch Capital Group Ltd.(2)(3)	457,239	26,264
Chubb Corp.	395,169	36,423
Progressive Corp.	938,359	23,797

		162,581

Real Estate Investment Trusts (REITs) - 3.9%
American Capital Agency Corp.	1,233,639	28,879
Annaly Capital Management, Inc.	2,439,506	27,884

		56,763

HEALTH CARE - 5.5%
Health Care Providers & Services - 5.5%
Cigna Corp.	554,616	51,008
Express Scripts Holding Co.(2)	417,464	28,943

		79,951

INDUSTRIALS - 2.0%
Road & Rail - 2.0%
Union Pacific Corp.	295,342	29,460

INFORMATION TECHNOLOGY - 24.3%
Communications Equipment - 2.0%
Cisco Systems, Inc.	1,195,821	$29,716

Computers & Peripherals - 8.9%
Apple, Inc.	984,673	91,506
EMC Corp.	1,419,787	37,397

		128,903

Electronic Equipment, Instruments & Components - 2.0%
Avnet, Inc.(3)	639,640	28,342

IT Services - 5.1%
International Business Machines Corp.	200,815	36,402
Western Union Co.	2,188,179	37,943

		74,345

Software - 6.3%
Microsoft Corp.	685,059	28,567
Oracle Corp.	1,560,294	63,239

		91,806

MATERIALS - 11.1%
Chemicals - 5.8%
LyondellBasell Industries N.V., Class A	301,436	29,435
Mosaic Co.	538,084	26,608
Potash Corp. of Saskatchewan, Inc.(1)	755,360	28,674

		84,717

Metals & Mining - 5.3%
Goldcorp, Inc.(1)	1,603,139	44,744
Kinross Gold Corp.(1)(2)	7,607,306	31,494

		76,238

Total common stocks (Cost $980,982)		1,259,757

PREFERRED STOCKS - 5.5%

INFORMATION TECHNOLOGY - 5.5%
Semiconductors & Semiconductor Equipment - 5.5%
Samsung Electronics Co., Ltd.(1)(4)	76,646	80,297

Total preferred stocks (Cost $51,729)		80,297

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 6/30/14, due 7/1/14, maturity value $110,714 (Cost $110,714)(5)	$110,714	$110,714

Total investments - 99.7% (Cost $1,143,425)	$1,450,768

Other assets less liabilities - 0.3%	3,957

Total net assets - 100.0%(6)	$1,454,725

(1)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Cie Generale des Etablissements Michelin	France	Euro
Goldcorp, Inc.	Canada	U.S. dollar
Kinross Gold Corp.	Canada	U.S. dollar
Potash Corp. of Saskatchewan, Inc.	Canada	U.S. dollar
Samsung Electronics Co., Ltd.	Korea	Korean won

(2)	Non-income producing security.
(3)	Affiliated company as defined by the 1940 Act. See Note (K) in Notes to Form N-Q.
(4)	Non-voting shares.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S.Treasury Bond	4.375%	5/15/2041	$14,183
U.S.Treasury Bond	4.500%	8/15/2039	57,465
U.S.Treasury Bond	5.000%	5/15/2037	41,283

			$112,931

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

CURRENCY EXPOSURE - JUNE 30, 2014

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Euro	$44,071	3.1%
Korean won	80,297	5.5
U.S. dollar	1,326,400	91.4

Total investments	$1,450,768	100.0%

ARTISAN PARTNERS FUNDS, INC.

Notes to Form N-Q - June 30, 2014 (Unaudited)

(A) Organization:

As of June 30, 2014, Artisan Partners Funds, Inc. (“Artisan Funds”) is a series company comprised of fourteen open-end, diversified mutual funds. The following funds (each a “Fund” and collectively the “Funds”) are included in this report:

Fund Name
Artisan Emerging Markets Fund (“Emerging Markets Fund” or “Emerging Markets”)
Artisan Global Equity Fund (“Global Equity Fund” or “Global Equity”)
Artisan Global Opportunities Fund (“Global Opportunities Fund” or “Global Opportunities”)
Artisan Global Small Cap Fund (“Global Small Cap Fund” or “Global Small Cap”)
Artisan Global Value Fund (“Global Value Fund” or “Global Value”)
Artisan High Income Fund (“High Income Fund” or “High Income”)
Artisan International Fund (“International Fund” or “International”)
Artisan International Small Cap Fund (“International Small Cap Fund” or “International Small Cap”)
Artisan International Value Fund (“International Value Fund” or “International Value”)
Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”)
Artisan Mid Cap Value Fund (“Mid Cap Value Fund” or “Mid Cap Value”)
Artisan Small Cap Fund (“Small Cap Fund” or “Small Cap”)
Artisan Small Cap Value Fund (“Small Cap Value Fund” or “Small Cap Value”)
Artisan Value Fund (“Value Fund” or “Value”)

The investment adviser for each Fund is Artisan Partners Limited Partnership (the “Adviser” or “Artisan Partners”). The Adviser is wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”).

(B) Valuation:

The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining NAV, each equity security traded on a securities exchange, including the Nasdaq Stock Market, or over-the-counter was valued at the closing price as of the time of valuation on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for a security from the principal exchange as of the time of valuation, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Each fixed income security was valued based on evaluations provided by the Funds’ pricing vendors, which may consider the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to securities with similar characteristics and/or discounted cash flow models that might be applicable. Securities that cannot be priced by the Funds’ pricing vendors may be valued using quotes from dealers that make markets in the securities or pricing models as approved by Artisan Funds’ valuation committee (the “valuation committee”) under procedures established by and under general supervision of Artisan Funds’ board of directors (the “board of directors”).

Securities for which prices were not available were valued by the valuation committee at a fair value determined in good faith under procedures established by and under the general supervision of the board of directors. A price was considered to be not available, and a Fund may therefore have used fair value pricing, if, among other things, the valuation committee believed that the price that resulted from the Funds’ valuation procedures did not reflect a fair value of the security, or the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent event might include a company-specific development, a development that might affect an entire market or region, a potentially global development or a significant change in values of market indices, exchange traded funds or other financial instruments in the U.S. or other markets. Artisan Funds monitored for subsequent events using several tools, including for equity securities, the use of a third party research service to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value. An indication by any of those tools of a potential material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by the third party research service.

When fair value pricing is employed, the value of a security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Estimates of fair values utilized by the Funds as described above may differ from the value realized on the sale of those securities and the differences may have been material to the NAV of the applicable Fund.

(C) Risks:

The value of equity securities held by a Fund may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign securities typically are greater in emerging and less developed markets. For example, political and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in developed markets. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

The values of debt securities held by a Fund may fall in response to increases in interest rates. The value of a security with a longer duration will be more sensitive to changes in interest rates than a similar security with a shorter duration. Given the current historically low interest rate environment, risks associated with rising rates are heightened. If interest rates rise, repayments of principal on certain debt securities, including loans, may occur at a slower rate than expected and the expected length of repayment of those securities could increase as a result.

An issuer or counterparty may fail to pay its obligations to a Fund when they are due. Financial strength and solvency (or the perceived financial strength or solvency) of an issuer are the primary factors influencing credit risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower quality debt, including loans, tend to be particularly sensitive to these changes.

Debt securities rated below investment grade, or unrated securities that are determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds.” These bonds are predominantly speculative. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of junk bonds generally, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for a Fund to accurately value these securities.

Investments in loans are generally subject to the same risks as investments in other types of debt obligations, including, among others, the credit risk of nonpayment of principal and interest. In addition, in many cases loans are subject to the risks associated with below investment grade securities. Because there is limited public information available regarding loan investments, High Income Fund is particularly dependent on the analytical abilities of the Adviser. High Income Fund may invest in loans made in connection with highly leveraged transactions, which are subject to greater credit and liquidity risks than other types of loans. Although the senior loans in which High Income Fund may invest may be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, High Income Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan or could recover nothing of what it is owed on the loan. Uncollateralized (i.e., non-secured) loans are subject to greater risk of loss (i.e., nonpayment) in the event of default than secured loans since they will not afford the Fund recourse to collateral. Investments in loans may be difficult to value and may be illiquid, including due to legal or contractual restrictions on resale. Transactions in many loans settle on a delayed basis, and High Income Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans.

See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Funds.

(D) Fair Value Measurements:

Under United States generally accepted accounting principles for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques and fair value leveling applied to the Fund’s major classes of assets are as follows:

Bank Loans & Corporate Bonds – Prices obtained from pricing vendors may use various observable and unobservable inputs, including, but not limited to, broker-dealers quotations, pricing formulas, estimates of market values obtained from yield data relating to investments with similar characteristics and/or discounted cash flow models that might be applicable. When the approved pricing vendors do not provide an evaluated price, or the provided price is determined by the valuation committee to not represent a fair value, securities may be valued using quotes from dealers that make markets in the securities or pricing models as approved by the valuation committee, or the valuation committee will determine a fair value in accordance with the Funds’ fair value procedures. Bank loans and corporate bonds are generally categorized as Level 2 of the fair value hierarchy unless key inputs are unobservable, in which case they would be categorized as Level 3.

Equity Securities – Exchange-traded equity securities are valued using the last reported trade on the primary exchange in which the security trades. Absent a current trade price, the securities are valued using the closing price from another exchange on which the security is traded or the most recent bid quotation on the principal exchange. If the valuation committee determines the resulting price does not represent a fair value, the valuation committee will determine a fair value based on the information available.

Foreign equity securities prices may be adjusted for significant events such as company specific news, regional events or significant market movement subsequent to the close of the local exchange on which the security is traded. The Funds utilize a third party research service to assist in determining fair values of foreign equity securities. Equity securities valued at a current day reported last trade or bid quotation are generally categorized as Level 1 of the fair value hierarchy. Foreign equity securities in which the last trade or bid quotation are adjusted for significant market movement or local market holidays, are generally categorized as Level 2. Equity securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

Other Instruments – Foreign currency forward contracts are valued based upon forward currency exchange rates as of the close of regular session trading on the NYSE. Repurchase agreements are valued at cost plus accrued interest. Foreign currency forward contracts and repurchase agreements are generally categorized as Level 2.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of June 30, 2014 (in thousands):

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerging Markets
Common Stocks(1)
Developed Markets	$24,174	$—	$—	$24,174
Emerging Asia	271,940	—	263	272,203
Europe, Middle East & Africa	89,322	—	—	89,322
Latin America	83,770	—	—	83,770
Preferred Stocks(1)
Emerging Asia	12,595	—	—	12,595
Latin America	2,561	—	—	2,561
Convertible Debentures(1)
Latin America	—	2	—	2
Repurchase Agreement	—	12,567	—	12,567
Total Investments	$484,362	$12,569	$263	$497,194
Global Equity
Common Stocks(1)
Americas	$109,082	$—	$—	$109,082
Emerging Markets	41,618	—	—	41,618
Europe	64,238	—	—	64,238
Pacific Basin	16,843	—	—	16,843
Equity-Linked Securities(1)
Emerging Markets	—	6,625	—	6,625
Preferred Stocks(1)
Europe	40	—	—	40
Repurchase Agreement	—	1,264	—	1,264
Total Investments	$231,821	$7,889	$—	$239,710
Global Opportunities
Common Stocks(1)
Americas	$617,089	$—	$—	$617,089
Emerging Markets	139,414	—	—	139,414
Europe	203,234	—	—	203,234
Pacific Basin	98,344	—	—	98,344
Repurchase Agreement	—	47,586	—	47,586
Total Investments	1,058,081	47,586	—	1,105,667
Foreign Currency Forward Contracts(2)	—	(206)	—	(206)
Total	$1,058,081	$47,380	$—	$1,105,461

Global Small Cap
Common Stocks(1)
Americas	$29,292	$—	$—	$29,292
Emerging Markets	41,796	1,666	—	43,462
Europe	72,717	—	—	72,717
Middle East	6,379	—	—	6,379
Pacific Basin	19,291	—	—	19,291
Equity-Linked Securities(1)
Emerging Markets	—	8,172	—	8,172
Repurchase Agreement	—	6,712	—	6,712
Total Investments	$169,475	$16,550	$—	$186,025
Global Value
Common Stocks(1)
Americas	$996,442	$—	$—	$996,442
Emerging Markets	71,934	—	—	71,934
Europe	548,542	—	—	548,542
Pacific Basin	25,377	—	—	25,377
Repurchase Agreement	—	272,892	—	272,892
Total Investments	1,642,295	272,892	—	1,915,187
Foreign Currency Forward Contracts(2)	—	(310)	—	(310)
Total	$1,642,295	$272,582	$—	$1,914,877
High Income
Corporate Bonds(1)	$—	$180,563	$—	$180,563
Bank Loans(1)	—	143,609	—	143,609
Repurchase Agreement	—	26,558	—	26,558
Total Investments	—	350,730	—	350,730
Foreign Currency Forward Contracts(2)	—	(2)	—	(2)
Total	$—	$350,728	$—	$350,728
International
Common Stocks(1)
Americas	$1,097,705	$—	$—	$1,097,705
Emerging Markets	2,231,939	—	—	2,231,939
Europe	10,320,117	—	—	10,320,117
Pacific Basin	3,574,646	—	—	3,574,646
Equity-Linked Securities(1)
Europe	—	115,585	—	115,585
Preferred Stocks(1)
Europe	254,093	—	—	254,093
Repurchase Agreement	—	128,067	—	128,067
Total Investments	$17,478,500	$243,652	$—	$17,722,152

International Small Cap
Common Stocks(1)
Americas	$58,151	$—	$—	$58,151
Emerging Markets	410,495	—	—	410,495
Europe	606,350	—	—	606,350
Pacific Basin	97,027	—	—	97,027
Repurchase Agreement	—	82,487	—	82,487
Total Investments	$1,172,023	$82,487	$—	$1,254,510
International Value
Common Stocks(1)
Americas	$2,514,656	$—	$—	$2,514,656
Emerging Markets	854,495	—	—	854,495
Europe	6,326,659	—	—	6,326,659
Pacific Basin	860,559	—	—	860,559
Preferred Stocks(1)
Emerging Markets	37,708	—	—	37,708
Repurchase Agreement	—	1,778,977	—	1,778,977
Total Investments	10,594,077	1,778,977	—	12,373,054
Foreign Currency Forward Contracts(2)	—	(7,996)	—	(7,996)
Total	$10,594,077	$1,770,981	$—	$12,365,058
Mid Cap
Common Stocks(1)	$9,446,689	$—	$—	$9,446,689
Repurchase Agreement	—	398,282	—	398,282
Total Investments	$9,446,689	$398,282	$—	$9,844,971
Mid Cap Value
Common Stocks(1)	$11,065,004	$—	$—	$11,065,004
Repurchase Agreement	—	957,501	—	957,501
Total Investments	$11,065,004	$957,501	$—	$12,022,505
Small Cap
Common Stocks(1)	$1,574,104	$—	$—	$1,574,104
Repurchase Agreement	—	65,994	—	65,994
Total Investments	$1,574,104	$65,994	$—	$1,640,098

Small Cap Value
Common Stocks(1)	$2,068,643	$—	$—	$2,068,643
Repurchase Agreement	—	206,841	—	206,841
Total Investments	$2,068,643	$206,841	$—	$2,275,484
Value
Common Stocks(1)	$1,259,757	$—	$—	$1,259,757
Preferred Stocks(1)	80,297	—	—	80,297
Repurchase Agreement	—	110,714	—	110,714
Total Investments	$1,340,054	$110,714	$—	$1,450,768

(1)	See the Fund’s Schedule of Investments for sector or country classifications.
(2)	Foreign currency forward contracts are valued at unrealized appreciation (depreciation).

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the end of the period. At June 30, 2014 the fair value of certain securities was determined based on other observable inputs, such as quoted prices for securities of the same issuer that trade on a different exchange, which resulted in their Level 2 classification. The following table summarizes security transfers from Level 2 to Level 1 and from Level 1 to Level 2 for each applicable Fund as of June 30, 2014 (in thousands):

Transfers from Level 1 to Level 2
Emerging Markets	$2

At September 30, 2013, two equity securities held in Emerging Markets Fund were classified as Level 3 due to halts in trading. As of June 30, 2014, those securities were still held by the Fund and continue to be classified as Level 3 due to trading halts. Fair market values were determined in good faith by the valuation committee using various inputs, including unobservable inputs of discounts for illiquidity and uncertainty of 90%. Increasing or decreasing the discounts for illiquidity and uncertainty would decrease or increase the calculated fair market value for these prices, respectively. As of June 30, 2014, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows (in thousands):

Emerging Markets Fund(1)
Balance as of September 30, 2013	$288
Transfers into Level 3	—
Net change in unrealized appreciation (depreciation) for investments held as of June 30, 2014	(25)
Purchases	—
Sales	—
Realized Gain/Loss	—
Transfers out of Level 3	—

Balance as of June 30, 2014	$263

(1)	Both Level 3 securities in Emerging Markets Fund were equity securities with a regional classification of Emerging Asia.

(E) Repurchase agreements:

Each Fund may enter into repurchase agreements with institutions that the Adviser determines are creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at cost plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government securities) was held by the Funds’ custodian and, in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

(F) Depositary receipts:

Each Fund may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(G) Foreign currency translation:

Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using the current spot market rate of exchange on the date of such transactions.

The Funds may enter into foreign currency spot contracts and foreign currency forward contracts. Foreign currency spot contracts are typically used to facilitate the purchase and sale of non-U.S. securities and generally settle within three business days. Foreign currency forward contracts are typically used to hedge against foreign currency exchange rate risks on non-U.S. dollar denominated investment securities. The Funds could be exposed to loss if the counterparties fail to perform under these contracts. Open foreign currency spot contracts and foreign currency forward contracts, if any, were recorded at market value.

As of June 30, 2014, Global Opportunities, Global Value, High Income and International Value had outstanding foreign currency forward contracts, as shown on the Schedules of Investments. Foreign currency spot contracts are not separately disclosed in the Schedules of Investments.

(H) Equity-linked participation certificates:

Emerging Markets Fund, Global Equity Fund, Global Opportunities Fund, Global Small Cap Fund, Global Value Fund, International Fund, International Small Cap Fund, International Value Fund and Value Fund may invest in equity-linked participation certificates. Equity-linked participation certificates are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked participation certificate typically entitles the holder to a return equal to the market return of the underlying security or securities. There is no off-balance sheet risk associated with equity-linked participation certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction.

(I) When-Issued/Delayed Delivery Securities:

Each Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When a Fund enters into a purchase transaction on a when-issued or delayed delivery basis, the Fund will hold liquid investments in an amount at least equal in value to the Fund’s commitments to purchase such securities. Purchasing securities on a when issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price.

(J) Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of June 30, 2014 was as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
Emerging Markets	$474,826	$96,135	$(73,767)	$22,368
Global Equity	217,288	29,692	(7,270)	22,422
Global Opportunities	896,028	217,941	(8,302)	209,639
Global Small Cap	173,787	18,062	(5,824)	12,238
Global Value	1,621,874	301,328	(8,015)	293,313
High Income	348,302	3,464	(1,036)	2,428
International	13,796,827	4,011,127	(85,802)	3,925,325
International Small Cap	918,265	363,505	(27,260)	336,245
International Value	9,101,081	3,332,136	(60,163)	3,271,973
Mid Cap	6,389,913	3,483,104	(28,046)	3,455,058
Mid Cap Value	8,756,901	3,592,069	(326,465)	3,265,604
Small Cap	1,173,867	504,299	(38,068)	466,231
Small Cap Value	1,797,380	556,432	(78,328)	478,104
Value	1,156,609	305,189	(11,030)	294,159

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

(K) Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the period ended June 30, 2014 (dollar values in thousands). The Funds identify a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act) during the period ended June 30, 2014.

		As of 9/30/13					As of 6/30/14
Fund	Security	Share Balance	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividend Income@	Share Balance	Value
	Global Equity
	China Oil & Gas Group Ltd.†	19,638,000	$4,275	$158	$(34)	$38	43,998,000	$8,004

	Total#		$4,275	$158	$(34)	$38		$8,004
	Global Opportunities
	IHS, Inc., Class A†	268,357	$24,129	$49	$(1)	$—	473,456	$64,234

	Total#		$24,129	$49	$(1)	$—		$64,234
	Global Small Cap
	Carpetright plc§†	—	$7,285	$—	$—	$—	756,437	$6,473
	China Oil & Gas Group Ltd.†	9,480,000	5,084	—	—	34	39,460,000	7,179
	Oldtown Bhd†	1,071,400	1,999	—	—	42	4,636,475	3,176

	Total#		$14,368	$—	$—	$76		$10,355
	Global Value
	Arch Capital Group Ltd.	645,320	$16,344	$—	$—	$—	932,963	$53,589

	Total#		$16,344	$—	$—	$—		$53,589
	International
	IHI Corp.†	24,638,540	$260,057	$25,505	$1,229	$2,942	79,338,348	$369,653
	NGK Insulators Ltd.†	13,578,677	101,119	1,387	1,485	1,957	18,973,808	430,776

	Total#		$361,176	$26,892	$2,714	$4,899		$800,429
	International Small Cap
	China Oil & Gas Group Ltd.†	67,060,000	$33,631	$—	$—	$197	261,120,000	$47,504
	Oldtown Bhd†	12,755,200	5,462	335	(50)	339	24,169,725	16,560

	Total#		$39,093	$335	$(50)	$536		$64,064
	International Value
	Alent plc	17,387,295	$7,876	$363	$93	$1,755	18,762,808	$117,589
	Arch Capital Group Ltd.	5,768,633	16,111	332	1,271	—	6,031,602	346,455
	Carpetright plc§†	2,764,443	18,983	43,342	6,234	—	—	—
	Panalpina Welttransport Holding AG	1,669,654	16,716	19,187	5,375	3,388	1,611,291	255,103
	QinetiQ Group plc§	55,999,571	6,870	72,345	37,382	581	23,868,889	84,476
	Stanley Electric Co., Ltd.	9,759,300	25,221	697	412	1,516	10,827,506	282,271
	Vesuvius plc	18,827,331	10,782	393	254	3,421	20,138,787	158,059

	Total#		$102,559	$136,659	$51,021	$10,661		$1,159,477

Mid Cap
athenahealth, Inc.§	1,482,981	$46,033	$57,570	$44,509	$—	1,189,137	$148,797
Cepheid, Inc.	3,719,402	8,367	5,885	1,671	—	3,726,815	178,664
CommVault Systems, Inc.§†	597,441	87,446	131,939	(46,530)	—	—	—
FLIR Systems, Inc.	3,598,959	3,523	34,922	3,299	705	2,411,744	83,760
IHS, Inc., Class A†	2,739,717	108,858	11,623	7,154	—	3,518,982	477,420
IPG Photonics Corp.§	2,228,158	5,672	66,639	4,091	—	1,274,893	87,712
Isis Pharmaceuticals, Inc.§	4,726,216	16,068	46,728	26,704	—	3,319,516	114,357

Total#		$275,967	$355,306	$40,898	$705		$739,844
Mid Cap Value
Arch Capital Group Ltd.	3,963,486	$6,362	$3,979	$(117)	$—	4,004,262	$230,005
Arrow Electronics, Inc.	5,482,961	8,088	5,051	285	—	5,539,394	334,635
Avnet, Inc.	7,204,079	8,453	5,345	(70)	3,303	7,278,218	322,498
FLIR Systems, Inc.	8,224,522	6,664	4,466	350	2,422	8,309,092	288,574
Hatteras Financial Corp.	7,493,455	3,521	3,621	(1,108)	11,433	7,576,302	150,086
Ingram Micro, Inc., Class A§	9,307,460	1,406	75,159	39,309	—	5,233,098	152,859
Lexmark International, Inc., Class A§	3,344,312	2,823	26,665	5,052	3,214	2,736,230	131,777
McDermott International, Inc.	13,830,400	3,236	2,764	(1,078)	—	13,972,689	113,039
NeuStar, Inc., Class A†	—	181,613	3,840	(1,791)	—	3,709,978	96,533
Patterson-UTI Energy, Inc. §	8,617,874	5,938	59,398	36,125	—	5,846,888	204,290
Ryder System, Inc.§	1,770,323	3,421	41,913	28,984	1,560	942,695	83,042

Total#		$231,525	$232,201	$105,941	$21,932		$1,739,660
Small Cap
athenahealth, Inc.§	361,200	$12,989	$16,056	$3,662	$—	334,630	$41,872
Cepheid, Inc.	1,071,300	3,437	2,706	(230)	—	1,088,675	52,191
CommVault Systems, Inc.§†	661,400	3,238	35,016	(587)	—	—	—
IPG Photonics Corp.§	426,300	1,425	11,947	1,533	—	257,101	17,689
Isis Pharmaceuticals, Inc.§	1,326,300	4,602	10,740	4,526	—	1,072,959	36,964
Ultratech, Inc.	356,600	1,861	728	(206)	—	407,067	9,029

Total#		$27,552	$77,193	$8,698	$—		$61,220
Small Cap Value
ADTRAN, Inc.§†	2,877,150	$2,103	$28,173	$(285)	$705	1,848,378	$41,699
Arrow Electronics, Inc.	961,450	949	4,016	6,268	—	801,498	48,418
CRA International, Inc.§	602,200	116	3,679	(287)	—	446,412	10,290
EarthLink Holdings Corp.§	5,406,400	1,170	5,358	(2,975)	802	4,927,807	18,331
Hatteras Financial Corp.	1,706,900	1,121	6,410	(2,174)	2,499	1,548,433	30,674
Hawaiian Holdings, Inc.§	2,625,450	109	14,450	15,123	—	—	—
Lexmark International, Inc., Class A§	587,350	664	6,236	8,205	405	255,607	12,310
McDermott International, Inc.†	—	7,655	1,106	160	—	869,371	7,033
Nanometrics, Inc.	1,286,750	3,464	2,748	204	—	1,326,591	24,210
Orion Marine Group, Inc.§	1,371,750	438	2,738	(259)	—	1,190,600	12,894
Park Electrochemical Corp.§†	749,700	9,859	2,973	(66)	2,567	1,005,904	28,377
PICO Holdings, Inc.§	1,150,450	1,068	4,317	(794)	—	1,045,183	24,833
Rudolph Technologies, Inc.†	1,521,450	4,088	2,963	(343)	—	1,699,323	16,790
Ryder System, Inc.§	1,286,750	2,220	29,590	34,227	1,078	521,805	45,966
Ultratech, Inc.	1,651,500	7,151	6,498	(442)	—	1,692,975	37,550

Total#		$42,175	$121,255	$56,562	$8,056		$164,675
Value
Arch Capital Group Ltd.	510,519	$854	$3,695	$189	$—	457,239	$26,264
Avnet, Inc.	714,180	896	3,926	90	298	639,640	28,342

Total#		$1,750	$7,621	$279	$298		$54,606

@	Net of foreign taxes withheld, if any.
#	Total value as of June 30, 2014 is presented for only those issuers that were affiliates as of June 30, 2014.
§	Issuer was no longer an affiliate as of June 30, 2014.
†	Issuer was not an affiliate as of September 30, 2013.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), are attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	August 27, 2014

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Financial Officer

Date:	August 27, 2014